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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	9/30/2008

Date of reporting period:	12/31/2007

Item 1: Schedule of Investments

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia Asset Allocation Fund

	Shares	Value ($)*
Common Stocks – 61.0%
CONSUMER DISCRETIONARY – 5.5%
Auto Components – 0.4%
American Axle & Manufacturing Holdings, Inc.	320	5,959
BorgWarner, Inc.	1,920	92,947
Continental AG	2,029	263,117
Denso Corp.	8,300	337,323
Goodyear Tire & Rubber Co. (a)	10,000	282,200
Johnson Controls, Inc.	1,800	64,872
Modine Manufacturing Co.	610	10,071
Stanley Electric Co., Ltd.	10,700	266,486
Toyota Boshoku Corp.	4,400	142,401
Auto Components Total		1,465,376
Automobiles – 0.3%
Dongfeng Motor Group Co., Ltd., Class H	348,000	242,874
Ford Motor Co. (a)	6,200	41,726
General Motors Corp. (b)	5,000	124,450
Peugeot SA	2,729	205,166
Toyota Motor Corp.	6,000	322,951
Automobiles Total		937,167
Distributors – 0.0%
Building Materials Holding Corp.	1,310	7,244
Distributors Total		7,244
Diversified Consumer Services – 0.4%
Apollo Group, Inc., Class A (a)	8,530	598,380
Capella Education Co. (a)	396	25,922
DeVry, Inc.	11,533	599,255
Regis Corp.	550	15,378
Sotheby’s	759	28,918
Strayer Education, Inc.	237	40,427
Diversified Consumer Services Total		1,308,280
Hotels, Restaurants & Leisure – 0.8%
Bally Technologies, Inc. (a)	980	48,726
Bob Evans Farms, Inc.	530	14,273
Buffalo Wild Wings, Inc. (a)	1,049	24,358
CEC Entertainment, Inc. (a)	430	11,163
Chipotle Mexican Grill, Inc., Class A (a)	203	29,855
Ctrip.com International Ltd., ADR	877	50,401
Genting Berhad	82,900	196,399
Kangwon Land, Inc.	5,500	143,628

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Hotels, Restaurants & Leisure – (continued)
Landry’s Restaurants, Inc.	710	13,987
Las Vegas Sands Corp. (a)(b)	6,396	659,108
McDonald’s Corp.	10,620	625,624
O’Charleys, Inc.	560	8,389
Paddy Power PLC	10,063	331,049
Penn National Gaming, Inc. (a)	860	51,213
Royal Caribbean Cruises Ltd.	900	38,196
Scientific Games Corp., Class A (a)	1,950	64,837
Starwood Hotels & Resorts Worldwide, Inc. (a)	1,520	66,926
Vail Resorts, Inc. (a)	628	33,793
WMS Industries, Inc. (a)	2,385	87,386
Wynn Resorts Ltd.	440	49,337
Yum! Brands, Inc.	2,330	89,169
Hotels, Restaurants & Leisure Total		2,637,817
Household Durables – 0.8%
American Greetings Corp., Class A	1,340	27,202
CSS Industries, Inc.	420	15,414
Ethan Allen Interiors, Inc.	500	14,250
Furniture Brands International, Inc.	1,090	10,965
JM AB	4,600	93,021
Matsushita Electric Industrial Co., Ltd.	12,000	245,500
Newell Rubbermaid, Inc. (b)	27,800	719,464
Skyline Corp.	503	14,763
Sony Corp., ADR	27,700	1,504,110
Tempur-Pedic International, Inc.	1,230	31,943
Household Durables Total		2,676,632
Internet & Catalog Retail – 0.3%
Amazon.com, Inc. (a)(b)	10,000	926,400
Priceline.com, Inc. (a)	854	98,090
Shutterfly, Inc. (a)	1,230	31,513
Internet & Catalog Retail Total		1,056,003
Leisure Equipment & Products – 0.1%
Hasbro, Inc.	1,200	30,696
MarineMax, Inc. (a)	468	7,254
Mattel, Inc.	1,750	33,320
Nautilus, Inc.	1,140	5,529

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Leisure Equipment & Products – (continued)
Nikon Corp.	7,000	238,787
Leisure Equipment & Products Total		315,586
Media – 0.6%
Central European Media Enterprises Ltd., Class A (a)	380	44,072
Knology, Inc. (a)	2,794	35,707
Liberty Global, Inc., Class A (a)	940	36,839
Marvel Entertainment, Inc. (a)	2,380	63,570
National CineMedia, Inc.	1,232	31,059
Regal Entertainment Group, Class A	1,800	32,526
Viacom, Inc., Class B (a)	26,500	1,163,880
Vivendi	10,928	497,960
Media Total		1,905,613
Multiline Retail – 0.4%
J.C. Penney Co., Inc. (b)	9,400	413,506
Macy’s, Inc.	23,796	615,603
Nordstrom, Inc. (b)	8,200	301,186
Saks, Inc. (a)	3,800	78,888
Multiline Retail Total		1,409,183
Specialty Retail – 0.9%
Abercrombie & Fitch Co., Class A	530	42,384
Aeropostale, Inc. (a)	532	14,098
America’s Car-Mart, Inc. (a)	1,631	20,469
Best Buy Co., Inc. (b)	17,000	895,050
Coldwater Creek, Inc. (a)	1,240	8,296
Collective Brands, Inc. (a)	600	10,434
Dick’s Sporting Goods, Inc. (a)	1,300	36,088
Esprit Holdings Ltd.	16,600	245,862
GameStop Corp., Class A (a)(b)	14,084	874,757
J Crew Group, Inc. (a)	980	47,246
Jo-Ann Stores, Inc. (a)	600	7,848
Monro Muffler Brake, Inc.	990	19,295
OfficeMax, Inc. (b)	19,400	400,804
Rent-A-Center, Inc. (a)	1,129	16,393
Tiffany & Co.	1,100	50,633
TJX Companies, Inc.	2,260	64,930
Urban Outfitters, Inc. (a)	2,590	70,603
Zale Corp. (a)	540	8,672
Specialty Retail Total		2,833,862

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – 0.5%
Coach, Inc.	1,300	39,754
CROCS, Inc. (a)	2,740	100,859
Delta Apparel, Inc.	480	3,432
Hampshire Group Ltd. (a)	881	12,334
Hartmarx Corp. (a)	1,663	5,671
K-Swiss, Inc., Class A	410	7,421
NIKE, Inc., Class B (b)	8,600	552,464
Nisshinbo Industries, Inc.	16,000	195,355
Phillips-Van Heusen Corp.	1,160	42,758
Polo Ralph Lauren Corp.	600	37,074
V.F. Corp.	6,500	446,290
Volcom, Inc. (a)	1,039	22,889
Warnaco Group, Inc. (a)	1,540	53,592
Wolverine World Wide, Inc.	570	13,976
Textiles, Apparel & Luxury Goods Total		1,533,869
CONSUMER DISCRETIONARY TOTAL		18,086,632
CONSUMER STAPLES – 5.6%
Beverages – 1.2%
Central European Distribution Corp. (a)	635	36,881
Coca-Cola Co.	22,500	1,380,825
Diageo PLC, ADR	7,851	673,851
Fomento Economico Mexicano SAB de CV, ADR	11,839	451,895
Hansen Natural Corp. (a)	870	38,532
Heineken NV	6,934	446,583
MGP Ingredients, Inc.	1,659	15,628
Molson Coors Brewing Co., Class B (b)	14,500	748,490
Pepsi Bottling Group, Inc.	3,550	140,083
Beverages Total		3,932,768
Food & Staples Retailing – 1.3%
BJ’s Wholesale Club, Inc. (a)	2,210	74,764
Costco Wholesale Corp.	11,900	830,144
CVS Caremark Corp.	13,600	540,600
Kroger Co.	33,710	900,394
Longs Drug Stores Corp.	228	10,716
Massmart Holdings Ltd.	14,006	147,000
Metro, Inc., Class A	5,121	136,723
Ruddick Corp.	370	12,828

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – (continued)
Sysco Corp.	20,300	633,563
Wal-Mart Stores, Inc.	17,900	850,787
Weis Markets, Inc.	750	29,955
Food & Staples Retailing Total		4,167,474
Food Products – 0.7%
American Italian Pasta Co., Class A (a)	840	5,880
Bunge Ltd.	510	59,369
China Milk Products Group Ltd.	187,000	141,470
ConAgra Foods, Inc.	43,100	1,025,349
Dean Foods Co.	2,900	74,994
Flowers Foods, Inc.	981	22,965
Fresh Del Monte Produce, Inc. (a)	643	21,592
H.J. Heinz Co.	1,110	51,815
Hershey Co.	2,100	82,740
J & J Snack Foods Corp.	258	8,070
Lancaster Colony Corp.	470	18,659
Lance, Inc.	630	12,865
Maui Land & Pineapple Co., Inc. (a)	500	14,555
Nestle SA, Registered Shares	526	241,020
Ralcorp Holdings, Inc. (a)	340	20,669
Toyo Suisan Kaisha Ltd.	9,000	163,588
Unilever PLC	10,119	379,482
Wm. Wrigley Jr. Co.	880	51,524
Food Products Total		2,396,606
Household Products – 0.3%
Clorox Co.	1,200	78,204
Colgate-Palmolive Co.	12,400	966,704
Household Products Total		1,044,908
Personal Products – 0.6%
Avon Products, Inc.	37,350	1,476,446
Chattem, Inc. (a)	1,089	82,263
Estee Lauder Companies, Inc., Class A	1,200	52,332
Shiseido Co., Ltd.	6,000	142,151
Personal Products Total		1,753,192
Tobacco – 1.5%
Altria Group, Inc.	20,926	1,581,587
Imperial Tobacco Group PLC	4,711	256,488
Japan Tobacco, Inc.	83	492,141

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – (continued)
Loews Corp. - Carolina Group (b)	30,970	2,641,741
Tobacco Total		4,971,957
CONSUMER STAPLES TOTAL		18,266,905
ENERGY – 6.9%
Energy Equipment & Services – 1.8%
Atwood Oceanics, Inc. (a)	599	60,044
Cameron International Corp. (a)	2,040	98,185
Complete Production Services, Inc. (a)	462	8,302
Diamond Offshore Drilling, Inc.	1,270	180,340
Dril-Quip, Inc. (a)	1,035	57,608
Exterran Holdings, Inc. (a)(b)	3,700	302,660
FMC Technologies, Inc. (a)	1,290	73,143
Grey Wolf, Inc. (a)	2,450	13,059
Halliburton Co.	37,904	1,436,941
Key Energy Services, Inc. (a)	840	12,088
Lufkin Industries, Inc.	222	12,718
National-Oilwell Varco, Inc. (a)	2,860	210,096
Noble Corp.	1,280	72,333
Oceaneering International, Inc. (a)	750	50,512
Oil States International, Inc. (a)	310	10,577
Rowan Companies, Inc.	975	38,473
Schlumberger Ltd.	7,500	737,775
Technip SA	2,773	219,318
TGS Nopec Geophysical Co. ASA (a)	17,350	235,512
Tidewater, Inc. (a)	880	48,277
Transocean, Inc. (a)	9,092	1,301,520
TriCo Marine Services, Inc. (a)	671	24,840
Weatherford International Ltd.	9,230	633,178
Energy Equipment & Services Total		5,837,499
Oil, Gas & Consumable Fuels – 5.1%
Alpha Natural Resources, Inc. (a)	630	20,462
Atlas America, Inc.	562	33,259
ATP Oil & Gas Corp. (a)	655	33,104
Berry Petroleum Co., Class A	795	35,338
Bill Barrett Corp. (a)	1,020	42,707
Bois d’Arc Energy, Inc. (a)	570	11,315
BP PLC ADR	7,663	560,702
Cabot Oil & Gas Corp.	1,000	40,370
Chesapeake Energy Corp.	1,470	57,624

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Comstock Resources, Inc. (a)	1,350	45,900
Concho Resources, Inc. (a)	1,980	40,808
ConocoPhillips	17,138	1,513,285
CONSOL Energy, Inc.	730	52,210
Continental Resources, Inc. (a)	4,534	118,473
Denbury Resources, Inc. (a)	4,070	121,082
Devon Energy Corp.	7,100	631,261
Exxon Mobil Corp.	39,575	3,707,782
Forest Oil Corp. (a)	1,200	61,008
Frontier Oil Corp.	930	37,739
Harvest Natural Resources, Inc. (a)	1,620	20,250
Hess Corp. (c)	20,175	2,034,850
Newfield Exploration Co. (a)(b)	12,800	674,560
Nordic American Tanker Shipping	405	13,292
Occidental Petroleum Corp.	24,200	1,863,158
Peabody Energy Corp.	2,470	152,251
PetroChina Co., Ltd., Class H	180,000	317,646
PetroHawk Energy Corp. (a)	2,604	45,075
Range Resources Corp.	1,340	68,822
Royal Dutch Shell PLC, Class B	6,827	285,529
Southwestern Energy Co. (a)	12,501	696,556
StatoilHydro ASA	9,500	293,732
Stone Energy Corp. (a)	340	15,949
Sunoco, Inc.	640	46,362
Swift Energy Co. (a)	230	10,127
Tesoro Corp.	800	38,160
Total SA	7,649	634,788
Valero Energy Corp.	7,600	532,228
Western Refining, Inc.	452	10,943
Williams Companies, Inc.	4,060	145,267
XTO Energy, Inc. (b)	29,025	1,490,724
Yanzhou Coal Mining Co., Ltd., Class H	142,000	275,810
Oil, Gas & Consumable Fuels Total		16,830,508
ENERGY TOTAL		22,668,007
FINANCIALS – 10.7%
Capital Markets – 1.4%
Affiliated Managers Group, Inc. (a)	760	89,269
BlackRock, Inc.,	270	58,536
Calamos Asset Management, Inc., Class A	1,790	53,306

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
Credit Suisse Group, Registered Shares	7,815	469,896
Deutsche Bank AG, Registered Shares	3,931	508,477
GFI Group, Inc. (a)	872	83,468
Goldman Sachs Group, Inc.	6,100	1,311,805
Lazard Ltd., Class A (a)(b)	15,100	614,268
Morgan Stanley	8,800	467,368
Piper Jaffray Companies, Inc. (a)	450	20,844
State Street Corp.	6,600	535,920
T. Rowe Price Group, Inc.	1,370	83,406
Thomas Weisel Partners Group, Inc. (a)	766	10,517
UBS AG, Registered Shares	2,626	121,950
Waddell & Reed Financial, Inc., Class A	1,860	67,127
Capital Markets Total		4,496,157
Commercial Banks – 3.5%
Australia & New Zealand Banking Group Ltd.	8,751	209,841
BancFirst Corp.	356	15,255
Banco Bilbao Vizcaya Argentaria SA	24,750	607,889
Banco Santander SA	34,779	751,373
BancTrust Financial Group, Inc.	1,038	12,560
Bank of Granite Corp.	1,213	12,821
Bank of Hawaii Corp.	1,900	97,166
Bank of Ireland	15,242	225,965
Barclays PLC	41,980	425,238
BNP Paribas	5,019	539,517
Bryn Mawr Bank Corp.	677	15,524
Bumiputra-Commerce Holdings Berhad	43,000	141,675
Capital Corp. of the West	344	6,684
Capitol Bancorp Ltd.	815	16,398
Chemical Financial Corp.	930	22,125
City National Corp.	1,200	71,460
Columbia Banking System, Inc.	600	17,838
Comerica, Inc.	2,000	87,060
Community Trust Bancorp, Inc.	448	12,333
Cullen/Frost Bankers, Inc.	1,500	75,990
DBS Group Holdings Ltd.	16,000	226,747
First Citizens BancShares, Inc., Class A	113	16,481

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
First Financial Corp.	630	17,854
First National Bank of Alaska	6	12,000
HBOS PLC	10,665	154,650
HSBC Holdings PLC (d)	25,999	436,122
Industrial & Commercial Bank of China, Class H	167,000	118,492
KeyCorp	2,600	60,970
Marshall & Ilsley Corp. (b)	17,605	466,180
Mass Financial Corp., Class A (a)	1,750	10,500
Merchants Bancshares, Inc.	653	15,346
Mizuho Financial Group, Inc.	40	189,762
Northrim BanCorp, Inc.	712	15,180
PNC Financial Services Group, Inc. (b)	11,346	744,865
Societe Generale	2,899	414,310
South Financial Group, Inc.	1,180	18,443
Sterling Bancorp NY	1,040	14,186
SVB Financial Group (a)	1,200	60,480
Swedbank AB, Class A	6,400	179,304
Taylor Capital Group, Inc.	685	13,974
TCF Financial Corp.	3,100	55,583
U.S. Bancorp (b)	44,639	1,416,842
UMB Financial Corp.	690	26,468
United Overseas Bank Ltd.	30,000	415,246
Wachovia Corp.	27,379	1,041,223
Wells Fargo & Co.	48,666	1,469,227
West Coast Bancorp	630	11,655
Westpac Banking Corp.	14,868	362,285
Whitney Holding Corp.	1,020	26,673
Zions Bancorporation	1,125	52,526
Commercial Banks Total		11,428,286
Consumer Finance – 0.3%
Advance America Cash Advance Centers, Inc.	2,460	24,994
American Express Co.	17,900	931,158
Cash America International, Inc.	940	30,362
First Cash Financial Services, Inc. (a)	1,836	26,952
ORIX Corp.	780	130,436
Consumer Finance Total		1,143,902
Diversified Financial Services – 1.4%
CIT Group, Inc.	1,200	28,836
Citigroup, Inc.	40,052	1,179,131

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
CME Group, Inc. (b)	1,718	1,178,548
Fortis	7,913	205,637
IntercontinentalExchange, Inc. (a)	270	51,975
JPMorgan Chase & Co.	47,003	2,051,681
Medallion Financial Corp.	1,588	15,912
Portfolio Recovery Associates, Inc. (a)	551	21,858
Diversified Financial Services Total		4,733,578
Insurance – 2.8%
ACE Ltd. (b)	24,300	1,501,254
Ambac Financial Group, Inc. (b)	22,845	588,716
American International Group, Inc.	20,535	1,197,191
American Physicians Capital, Inc.	365	15,133
Aon Corp.	12,600	600,894
Assurant, Inc. (b)	8,200	548,580
Assured Guaranty Ltd.	741	19,666
Aviva PLC	17,321	230,060
Axis Capital Holdings Ltd.	9,172	357,433
Baldwin & Lyons, Inc., Class B	660	18,124
Baloise Holding AG, Registered Shares	2,994	295,349
Brit Insurance Holdings PLC	53,250	240,512
CNA Surety Corp. (a)	800	15,832
Delphi Financial Group, Inc., Class A	640	22,579
EMC Insurance Group, Inc.	711	16,829
Genworth Financial, Inc., Class A	18,800	478,460
Harleysville Group, Inc.	500	17,690
Hartford Financial Services Group, Inc.	7,252	632,302
Horace Mann Educators Corp.	1,171	22,179
IPC Holdings Ltd.	460	13,280
Loews Corp.	19,700	991,698
National Western Life Insurance Co., Class A	67	13,894
Navigators Group, Inc. (a)	594	38,610
Phoenix Companies, Inc.	1,990	23,621
Platinum Underwriters Holdings Ltd.	2,000	71,120
ProAssurance Corp. (a)	696	38,224
ProCentury Corp.	1,441	22,119
Prudential Financial, Inc. (b)	7,500	697,800
RAM Holdings Ltd. (a)	2,450	12,103
RLI Corp.	376	21,353

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Safety Insurance Group, Inc.	400	14,648
Stewart Information Services Corp.	500	13,045
Swiss Reinsurance, Registered Shares	4,367	306,334
United America Indemnity Ltd., Class A (a)	1,330	26,494
Insurance Total		9,123,126
Real Estate Investment Trusts (REITs) – 0.8%
Alexandria Real Estate Equities, Inc.	700	71,169
Boston Properties, Inc.	550	50,496
Digital Realty Trust, Inc.	2,249	86,294
DuPont Fabros Technology, Inc.	529	10,368
Equity Residential Property Trust	1,100	40,117
Franklin Street Properties Corp.	1,384	20,483
General Growth Properties, Inc. (b)	14,500	597,110
Getty Realty Corp.	640	17,075
Home Properties, Inc.	752	33,727
iStar Financial, Inc.	2,620	68,251
Lexington Realty Trust	1,305	18,975
Nationwide Health Properties, Inc.	1,066	33,440
Plum Creek Timber Co., Inc. (b)	18,290	842,072
Potlatch Corp.	600	26,664
ProLogis	1,750	110,915
Rayonier, Inc. (b)	9,245	436,734
Sun Communities, Inc.	940	19,806
Swa Reit Ltd. (e)	1,200	2,196
Universal Health Realty Income Trust	510	18,074
Urstadt Biddle Properties, Inc., Class A	1,030	15,965
Real Estate Investment Trusts (REITs) Total		2,519,931
Real Estate Management & Development – 0.2%
Emaar Properties PJSC	43,852	177,911
Hongkong Land Holdings Ltd.	41,000	201,268
Swire Pacific Ltd., Class A	22,500	308,345
Real Estate Management & Development Total		687,524
Thrifts & Mortgage Finance – 0.3%
Bank Mutual Corp.	1,850	19,555
BankFinancial Corp.	1,130	17,877
Beneficial Mutual Bancorp, Inc. (a)	1,091	10,605
Brookline Bancorp, Inc.	2,100	21,336
Clifton Savings Bancorp, Inc.	144	1,411
Corus Bankshares, Inc.	2,265	24,168
ESSA Bancorp, Inc. (a)	115	1,298

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – (continued)
Fannie Mae (b)	10,300	411,794
Federal Home Loan Mortgage Corp. (b)	9,700	330,479
Flagstar BanCorp, Inc.	2,490	17,355
Home Federal Bancorp, Inc.	1,460	14,658
PMI Group, Inc.	2,200	29,216
TrustCo Bank Corp. NY	1,370	13,590
United Financial Bancorp, Inc. (e)	1,000	11,090
Washington Federal, Inc.	680	14,355
Westfield Financial, Inc.	1,600	15,520
Thrifts & Mortgage Finance Total		954,307
FINANCIALS TOTAL		35,086,811
HEALTH CARE – 7.4%
Biotechnology – 0.8%
Acadia Pharmaceuticals, Inc. (a)	798	8,834
Alexion Pharmaceuticals, Inc. (a)	610	45,768
Array Biopharma, Inc. (a)	1,849	15,569
BioMarin Pharmaceuticals, Inc. (a)(b)	17,648	624,739
Celgene Corp. (a)	950	43,900
Cephalon, Inc. (a)	770	55,255
Cepheid, Inc. (a)	2,240	59,024
CV Therapeutics, Inc. (a)	1,982	17,937
Genentech, Inc. (a)	6,900	462,783
Genzyme Corp. (a)	7,000	521,080
Gilead Sciences, Inc. (a)	13,400	616,534
Human Genome Sciences, Inc. (a)	1,346	14,052
Myriad Genetics, Inc. (a)	318	14,762
Omrix Biopharmaceuticals, Inc. (a)	1,160	40,298
Onyx Pharmaceuticals, Inc. (a)	1,186	65,965
PDL BioPharma, Inc. (a)	2,210	38,719
Regeneron Pharmaceuticals, Inc. (a)	633	15,287
Seattle Genetics, Inc. (a)	992	11,309
United Therapeutics Corp. (a)	328	32,029
Biotechnology Total		2,703,844
Health Care Equipment & Supplies – 0.9%
Align Technology, Inc. (a)	747	12,460
Analogic Corp.	290	19,639
ArthroCare Corp. (a)	240	11,532
Baxter International, Inc.	16,200	940,410

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
Beckman Coulter, Inc.	1,793	130,530
China Medical Technologies, Inc.	282	12,518
Covidien Ltd.	15,300	677,637
Gen-Probe, Inc. (a)	998	62,804
Haemonetics Corp. (a)	430	27,099
Hologic, Inc. (a)	10,580	726,211
Hospira, Inc. (a)	1,850	78,884
Immucor, Inc. (a)	722	24,541
Intuitive Surgical, Inc. (a)	317	102,866
Mentor Corp.	815	31,867
Mindray Medical International Ltd., ADR	1,260	54,142
OraSure Technologies, Inc. (a)	1,807	16,064
Palomar Medical Technologies, Inc. (a)	805	12,333
STERIS Corp.	1,110	32,012
Wright Medical Group, Inc. (a)	3,135	91,448
Health Care Equipment & Supplies Total		3,064,997
Health Care Providers & Services – 1.7%
Amedisys, Inc. (a)	240	11,645
AmSurg Corp. (a)	550	14,883
Brookdale Senior Living, Inc.	1,170	33,240
Chemed Corp.	324	18,105
CIGNA Corp.	29,340	1,576,438
Community Health Systems, Inc. (a)	1,500	55,290
Coventry Health Care, Inc. (a)(b)	9,860	584,205
Cross Country Healthcare, Inc. (a)	1,020	14,525
Express Scripts, Inc. (a)	9,000	657,000
Gentiva Health Services, Inc. (a)	1,170	22,277
Healthways, Inc. (a)	693	40,499
Kindred Healthcare, Inc. (a)	940	23,481
Laboratory Corp. of America Holdings	1,170	88,370
McKesson Corp.	22,460	1,471,355
Medco Health Solutions, Inc. (a)	4,940	500,916
MWI Veterinary Supply, Inc. (a)	615	24,600
NovaMed, Inc. (a)	2,224	9,452
Owens & Minor, Inc.	544	23,082
Pediatrix Medical Group, Inc. (a)	1,330	90,639
Psychiatric Solutions, Inc. (a)	1,414	45,955
Quest Diagnostics, Inc.	868	45,917
RehabCare Group, Inc. (a)	564	12,724
Res-Care, Inc. (a)	1,050	26,418

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
U.S. Physical Therapy, Inc. (a)	610	8,766
Universal Health Services, Inc., Class B	700	35,840
VistaCare, Inc. (a)	909	6,590
Health Care Providers & Services Total		5,442,212
Health Care Technology – 0.0%
Cerner Corp. (a)	890	50,196
Health Care Technology Total		50,196
Life Sciences Tools & Services – 0.8%
Bio-Rad Laboratories, Inc., Class A (a)	280	29,014
Covance, Inc. (a)	910	78,824
Illumina, Inc. (a)	1,399	82,905
Millipore Corp. (a)	600	43,908
PAREXEL International Corp. (a)	790	38,157
Pharmaceutical Product Development, Inc.	1,800	72,666
Pharmanet Development Group, Inc. (a)	2,148	84,223
Thermo Fisher Scientific, Inc. (a)(b)	23,020	1,327,793
Varian, Inc. (a)	1,530	99,909
Ventana Medical Systems, Inc. (a)	170	14,829
Waters Corp. (a)	8,900	703,723
Life Sciences Tools & Services Total		2,575,951
Pharmaceuticals – 3.2%
Abbott Laboratories	10,700	600,805
Adams Respiratory Therapeutics, Inc. (a)	676	40,384
Allergan, Inc.	9,740	625,698
Alpharma, Inc., Class A (a)	730	14,710
AstraZeneca PLC	9,742	418,599
Biovail Corp.	18,896	254,340
Bristol-Myers Squibb Co.	25,800	684,216
Forest Laboratories, Inc. (a)	2,010	73,264
Hi-Tech Pharmacal Co., Inc. (a)	922	8,953
Johnson & Johnson	23,300	1,554,110
Kyowa Hakko Kogyo Co., Ltd.	9,455	100,744
Medicis Pharmaceutical Corp., Class A	1,544	40,098
Merck & Co., Inc.	48,300	2,806,713
MGI Pharma, Inc. (a)	555	22,494
Novartis AG, Registered Shares	12,981	707,182

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Novo-Nordisk A/S, Class B	2,650	172,984
Roche Holding AG, Genusschein Shares	2,634	453,710
Schering-Plough Corp.	34,700	924,408
Sciele Pharma, Inc. (a)	510	10,430
Shire PLC, ADR (b)	6,060	417,837
Takeda Pharmaceutical Co., Ltd.	4,900	286,441
Teva Pharmaceutical Industries Ltd., ADR	4,800	223,104
Pharmaceuticals Total		10,441,224
HEALTH CARE TOTAL		24,278,424
INDUSTRIALS – 6.8%
Aerospace & Defense – 2.3%
AAR Corp. (a)	732	27,838
Boeing Co.	5,600	489,776
Curtiss-Wright Corp.	854	42,871
Esterline Technologies Corp. (a)	630	32,603
Goodrich Corp. (b)	22,520	1,590,137
Hexcel Corp. (a)	1,689	41,009
Honeywell International, Inc.	13,700	843,509
L-3 Communications Holdings, Inc.	7,790	825,273
Moog, Inc., Class A (a)	340	15,575
MTU Aero Engines Holding AG	4,974	288,827
Precision Castparts Corp.	830	115,121
Raytheon Co.	10,700	649,490
Rockwell Collins, Inc.	1,080	77,728
Rolls-Royce Group PLC, Class B (e)	476,639	949
Spirit Aerosystems Holdings, Inc., Class A (a)	2,039	70,345
United Technologies Corp.	31,980	2,447,749
Aerospace & Defense Total		7,558,800
Air Freight & Logistics – 0.0%
C.H. Robinson Worldwide, Inc.	1,180	63,861
HUB Group, Inc., Class A (a)	791	21,025
Air Freight & Logistics Total		84,886
Airlines – 0.1%
AirTran Holdings, Inc. (a)	1,090	7,804
Allegiant Travel Co. (a)	1,589	51,070
British Airways PLC (a)	20,172	123,194
JetBlue Airways Corp. (a)	1,465	8,644

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Airlines – (continued)
Skywest, Inc.	730	19,601
Airlines Total		210,313
Building Products – 0.1%
Geberit AG, Registered Shares	2,264	308,660
Lennox International, Inc.	460	19,053
Masco Corp.	2,100	45,381
NCI Building Systems, Inc. (a)	610	17,562
Universal Forest Products, Inc.	310	9,133
Building Products Total		399,789
Commercial Services & Supplies – 0.3%
ABM Industries, Inc.	530	10,807
Casella Waste Systems, Inc., Class A (a)	1,030	13,431
CBIZ, Inc. (a)	1,390	13,636
CDI Corp.	400	9,704
Consolidated Graphics, Inc. (a)	590	28,214
Duff & Phelps Corp., Class A (a)	640	12,595
Dun & Bradstreet Corp. (a)	420	37,225
Equifax, Inc.	1,300	47,268
FTI Consulting, Inc. (a)	1,882	116,006
Geo Group, Inc. (a)	1,477	41,356
Healthcare Services Group, Inc.	973	20,608
Huron Consulting Group, Inc. (a)	485	39,106
IHS, Inc., Class A (a)	2,174	131,657
Kimball International, Inc., Class B	870	11,919
Korn/Ferry International (a)	830	15,621
Monster Worldwide, Inc. (a)	1,444	46,786
Randstad Holding NV	6,058	240,542
Stericycle, Inc. (a)	1,150	68,310
Team, Inc. (a)	1,290	47,188
TeleTech Holdings, Inc. (a)	1,386	29,480
United Stationers, Inc. (a)	330	15,249
Commercial Services & Supplies Total		996,708
Construction & Engineering – 0.3%
EMCOR Group, Inc. (a)	920	21,740
Foster Wheeler Ltd. (a)	520	80,610
Jacobs Engineering Group, Inc. (a)	800	76,488
KHD Humboldt Wedag International Ltd. (a)	1,020	30,579
Peab AB	15,000	152,903

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Construction & Engineering – (continued)
Peab Industri AB, Class B (a)	7,400	64,702
Quanta Services, Inc. (a)(b)	19,300	506,432
Construction & Engineering Total		933,454
Electrical Equipment – 0.8%
ABB Ltd., ADR	15,053	433,527
AMETEK, Inc.	1,210	56,676
Belden CDT, Inc.	450	20,025
Cooper Industries Ltd., Class A	1,200	63,456
First Solar, Inc. (a)(b)	2,477	661,706
General Cable Corp. (a)	760	55,693
II-VI, Inc. (a)	1,460	44,603
Mitsubishi Electric Corp.	21,000	216,885
Roper Industries, Inc.	1,060	66,292
SunPower Corp., Class A	470	61,283
Suntech Power Holdings Co., Ltd., ADR (a)	7,060	581,179
Vestas Wind Systems A/S (a)	1,757	187,826
Woodward Governor Co.	1,520	103,284
Electrical Equipment Total		2,552,435
Industrial Conglomerates – 1.4%
General Electric Co.	85,287	3,161,589
Keppel Corp., Ltd.	40,000	358,069
McDermott International, Inc. (a)	15,190	896,666
Teleflex, Inc.	700	44,107
Textron, Inc.	1,250	89,125
Industrial Conglomerates Total		4,549,556
Machinery – 1.0%
Actuant Corp., Class A	1,782	60,606
AGCO Corp. (a)	610	41,468
Barnes Group, Inc.	2,238	74,727
Bucyrus International, Inc., Class A	378	37,569
Caterpillar, Inc. (b)	9,500	689,320
Cummins, Inc.	830	105,717
Eaton Corp.	6,500	630,175
EnPro Industries, Inc. (a)	730	22,375
Flowserve Corp.	520	50,024
Georg Fischer AG, Registered Shares (a)	401	245,637
Glory Ltd.	6,300	146,280
Harsco Corp.	1,350	86,494
Joy Global, Inc.	1,150	75,693

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
Kadant, Inc. (a)	327	9,702
Kennametal, Inc.	2,000	75,720
Komatsu Ltd. (f)	9,700	262,269
Manitowoc Co., Inc.	1,320	64,456
Oshkosh Truck Corp.	980	46,315
Parker Hannifin Corp.	1,400	105,434
SKF AB, Class B	12,000	201,031
Tennant Co.	905	40,082
Terex Corp. (a)	850	55,734
Volvo AB, Class B	15,150	251,081
Wabtec Corp.	1,194	41,121
Machinery Total		3,419,030
Marine – 0.1%
Alexander & Baldwin, Inc.	1,100	56,826
DryShips, Inc.	530	41,022
Genco Shipping & Trading Ltd.	388	21,247
U-Ming Marine Transport Corp.	53,000	143,320
Marine Total		262,415
Road & Rail – 0.3%
Amerco, Inc. (a)	230	15,106
Canadian Pacific Railway Ltd.	900	58,176
Dollar Thrifty Automotive Group, Inc. (a)	360	8,525
Genesee & Wyoming, Inc., Class A (a)	1,312	31,711
Heartland Express, Inc.	810	11,486
Landstar System, Inc.	950	40,043
Ryder System, Inc.	130	6,111
Union Pacific Corp.	5,000	628,100
Werner Enterprises, Inc.	1,470	25,034
Road & Rail Total		824,292
Trading Companies & Distributors – 0.1%
Hitachi High-Technologies Corp.	4,400	96,065
Itochu Corp.	35,000	340,096
Kaman Corp.	650	23,927

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Trading Companies & Distributors – (continued)
Watsco, Inc.	550	20,218
Trading Companies & Distributors Total		480,306
INDUSTRIALS TOTAL		22,271,984
INFORMATION TECHNOLOGY – 10.3%
Communications Equipment – 1.8%
Anaren, Inc. (a)	1,122	18,502
Bel Fuse, Inc., Class B	300	8,781
Black Box Corp.	411	14,866
Blue Coat Systems, Inc. (a)	162	5,325
Ciena Corp. (a)	10,300	351,333
Cisco Systems, Inc. (a)	63,145	1,709,335
Corning, Inc.	37,500	899,625
Digi International, Inc. (a)	940	13,339
Dycom Industries, Inc. (a)	960	25,584
F5 Networks, Inc. (a)	600	17,112
Foundry Networks, Inc. (a)	823	14,419
Harris Corp.	1,660	104,049
Ixia (a)	2,548	24,155
Juniper Networks, Inc. (a)	1,370	45,484
NETGEAR, Inc. (a)	778	27,751
Nokia Oyj	20,913	805,243
Nokia Oyj, ADR	15,500	595,045
Polycom, Inc. (a)	3,295	91,535
QUALCOMM, Inc.	19,500	767,325
Research In Motion Ltd. (a)	310	35,154
Riverbed Technology, Inc. (a)(b)	7,780	208,037
Tollgrade Communications, Inc. (a)	730	5,855
Communications Equipment Total		5,787,854
Computers & Peripherals – 2.2%
Apple, Inc. (a)	10,600	2,099,648
Diebold, Inc.	900	26,082
Electronics for Imaging, Inc. (a)	850	19,108
EMC Corp.	79,300	1,469,429
Emulex Corp. (a)	800	13,056
Hewlett-Packard Co.	54,920	2,772,362
International Business Machines Corp.	7,700	832,370
NCR Corp.	3,300	82,830
QLogic Corp. (a)	880	12,496
Stratasys, Inc. (a)	860	22,222
Synaptics, Inc. (a)	371	15,270

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – (continued)
Teradata Corp. (a)	800	21,928
Computers & Peripherals Total		7,386,801
Electronic Equipment & Instruments – 0.5%
Agilent Technologies, Inc. (a)	19,700	723,778
Anixter International, Inc. (a)	430	26,776
Arrow Electronics, Inc. (a)	2,100	82,488
Benchmark Electronics, Inc. (a)	870	15,425
Brightpoint, Inc. (a)	1,580	24,269
Coherent, Inc. (a)	369	9,251
Daktronics, Inc.	2,400	54,168
FLIR Systems, Inc. (a)	896	28,045
FUJIFILM Holdings Corp.	9,400	398,448
Itron, Inc. (a)	201	19,290
Measurement Specialties, Inc. (a)	990	21,879
Mettler-Toledo International, Inc. (a)	600	68,280
MTS Systems Corp.	510	21,762
NAM TAI Electronics, Inc.	1,570	17,694
Plexus Corp. (a)	410	10,767
Rofin-Sinar Technologies, Inc. (a)	1,032	49,649
Trimble Navigation Ltd. (a)	1,120	33,869
Tyco Electronics Ltd.	1,180	43,813
Vishay Intertechnology, Inc. (a)	1,560	17,799
Electronic Equipment & Instruments Total		1,667,450
Internet Software & Services – 1.3%
Akamai Technologies, Inc. (a)(b)	15,800	546,680
Constant Contact, Inc. (a)	715	15,373
DealerTrack Holdings, Inc. (a)	1,620	54,221
Digital River, Inc. (a)	324	10,715
eBay, Inc. (a)	28,500	945,915
Equinix, Inc. (a)	2,389	241,456
Google, Inc., Class A (a)	2,722	1,882,209
j2 Global Communications, Inc. (a)	1,075	22,758
Omniture, Inc. (a)	1,650	54,929
Perficient, Inc. (a)	968	15,236
SINA Corp. (a)	288	12,761
United Internet AG, Registered Shares	16,265	392,079
ValueClick, Inc. (a)	1,162	25,448
VeriSign, Inc. (a)	1,240	46,636
Internet Software & Services Total		4,266,416

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – 0.4%
CACI International, Inc., Class A (a)	330	14,774
CGI Group, Inc., Class A (a)	19,900	233,691
Computershare Ltd.	25,189	218,248
CSG Systems International, Inc. (a)	541	7,963
DST Systems, Inc. (a)(b)	4,880	402,844
Global Payments, Inc.	1,510	70,245
Mastercard, Inc., Class A	330	71,016
MAXIMUS, Inc.	310	11,969
Metavante Technologies, Inc. (a)(b)	5,868	136,842
MPS Group, Inc. (a)	2,550	27,897
IT Services Total		1,195,489
Office Electronics – 0.1%
Canon, Inc.	6,900	315,263
Office Electronics Total		315,263
Semiconductors & Semiconductor Equipment – 1.5%
Actel Corp. (a)	984	13,441
Advanced Energy Industries, Inc. (a)	530	6,932
Asyst Technologies, Inc. (a)	1,122	3,658
Atheros Communications, Inc. (a)	1,515	46,268
ATMI, Inc. (a)	240	7,740
Cabot Microelectronics Corp. (a)	210	7,541
Exar Corp. (a)	880	7,014
Fairchild Semiconductor International, Inc. (a)	2,690	38,817
Intel Corp.	86,000	2,292,760
Intersil Corp., Class A	17,375	425,340
KLA-Tencor Corp.	700	33,712
MEMC Electronic Materials, Inc.	1,824	161,406
Microchip Technology, Inc. (b)	7,190	225,910
Monolithic Power Systems, Inc. (a)	1,382	29,672
Netlogic Microsystems, Inc. (a)	1,669	53,742
NVIDIA Corp. (a)(b)	22,350	760,347
PMC-Sierra, Inc. (a)	1,706	11,157
Power Integrations, Inc. (a)	1,551	53,401
RF Micro Devices, Inc. (a)	1,740	9,935
Silicon Laboratories, Inc. (a)	670	25,078
Spansion, Inc., Class A (a)	5,900	23,187
Tessera Technologies, Inc. (a)	1,455	60,528
Texas Instruments, Inc.	14,800	494,320

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Varian Semiconductor Equipment Associates, Inc. (a)	152	5,624
Verigy Ltd. (a)	11,373	309,004
Semiconductors & Semiconductor Equipment Total		5,106,534
Software – 2.5%
ACI Worldwide, Inc. (a)	610	11,614
Activision, Inc. (a)	2,733	81,170
Adobe Systems, Inc. (a)	20,700	884,511
Advent Software, Inc. (a)	260	14,066
Ansoft Corp. (a)	836	21,611
ANSYS, Inc. (a)	1,347	55,847
Autodesk, Inc.	1,059	52,696
BluePhoenix Solutions Ltd. (a)	730	13,228
BMC Software, Inc. (a)(b)	9,700	345,708
Captaris, Inc. (a)	1,770	7,646
Citrix Systems, Inc. (a)	1,547	58,801
Cognos, Inc. (a)	555	31,951
Concur Technologies, Inc. (a)	1,626	58,877
Electronic Arts, Inc. (a)(b)	23,270	1,359,201
FactSet Research Systems, Inc.	880	49,016
InterVoice, Inc. (a)	880	7,031
Lawson Software, Inc. (a)	730	7,475
Macrovision Corp. (a)	1,578	28,925
McAfee, Inc. (a)	2,240	84,000
Micros Systems, Inc. (a)	276	19,364
Microsoft Corp.	78,080	2,779,648
MSC.Software Corp. (a)	1,400	18,186
Nintendo Co., Ltd.	400	242,859
Nuance Communications, Inc. (a)	1,585	29,608
Oracle Corp. (a)	38,600	871,588
Progress Software Corp. (a)	1,260	42,437
Salesforce.com, Inc. (a)	6,600	413,754
SPSS, Inc. (a)	300	10,773
Sybase, Inc. (a)	740	19,307
Synopsys, Inc. (a)	700	18,151
The9 Ltd., ADR (a)	1,680	35,818
THQ, Inc. (a)	1,363	38,423
Vasco Data Security International, Inc. (a)	720	20,102

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
VMware, Inc., Class A (a)(b)	4,527	384,750
Software Total		8,118,142
INFORMATION TECHNOLOGY TOTAL		33,843,949
MATERIALS – 3.0%
Chemicals – 1.2%
Agrium, Inc.	1,050	75,821
Air Products & Chemicals, Inc.	1,350	133,150
Albemarle Corp.	925	38,156
BASF AG	3,887	574,456
Flotek Industries, Inc. (a)	281	10,127
H.B. Fuller Co.	1,220	27,389
Koppers Holdings, Inc.	563	24,344
Linde AG	2,685	353,630
Minerals Technologies, Inc.	360	24,102
Monsanto Co.	11,310	1,263,214
Mosaic Co. (a)	520	49,057
Potash Corp. of Saskatchewan, Inc.	1,210	174,192
PPG Industries, Inc.	1,100	77,253
Praxair, Inc.	6,900	612,099
Sensient Technologies Corp.	840	23,755
Shin-Etsu Chemical Co., Ltd.	6,100	381,388
Syngenta AG, ADR	1,260	63,832
Terra Industries, Inc. (a)	859	41,026
Chemicals Total		3,946,991
Construction Materials – 0.1%
Ciments Francais SA	1,960	335,566
Eagle Materials, Inc.	580	20,578
Vulcan Materials Co.	610	48,245
Construction Materials Total		404,389
Containers & Packaging – 0.1%
AptarGroup, Inc.	870	35,592
Crown Holdings, Inc. (a)	2,000	51,300
Greif, Inc., Class A	1,218	79,621
Greif, Inc., Class B	413	25,271
Packaging Corp. of America	2,700	76,140
Containers & Packaging Total		267,924
Metals & Mining – 1.3%
Alcoa, Inc.	20,300	741,965
Allegheny Technologies, Inc.	1,015	87,696
BHP Biliton PLC	9,555	294,313

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
Carpenter Technology Corp.	320	24,054
Cleveland-Cliffs, Inc.	630	63,504
Freeport-McMoRan Copper & Gold, Inc.	9,254	947,980
Haynes International, Inc. (a)	210	14,595
JFE Holdings, Inc.	5,000	251,953
Kaiser Aluminum Corp.	295	23,447
Lundin Mining Corp. (a)	4,200	40,278
Metal Management, Inc.	209	9,516
Norsk Hydro ASA	10,300	145,616
Nucor Corp. (b)	5,700	337,554
Rio Tinto PLC	3,158	330,856
RTI International Metals, Inc. (a)	332	22,885
Salzgitter AG	1,873	275,755
SSAB Svenskt Stal AB, Series A	10,800	289,902
Worthington Industries, Inc.	1,010	18,059
Yamato Kogyo Co., Ltd.	8,100	331,501
Metals & Mining Total		4,251,429
Paper & Forest Products – 0.3%
Glatfelter Co.	1,220	18,678
Mercer International, Inc. (a)	1,570	12,293
Weyerhaeuser Co. (b)	12,000	884,880
Paper & Forest Products Total		915,851
MATERIALS TOTAL		9,786,584
TELECOMMUNICATION SERVICES – 2.3%
Diversified Telecommunication Services – 1.6%
AT&T, Inc.	70,552	2,932,141
Bezeq Israeli Telecommunication Corp., Ltd.	160,381	297,576
Cbeyond, Inc. (a)	1,505	58,680
Chunghwa Telecom Co., Ltd., ADR	11,133	235,012
Telefonica O2 Czech Republic AS	12,249	366,702
Telekomunikacja Polska SA	24,967	227,482
Time Warner Telecom, Inc., Class A (a)(b)(d)	20,196	409,777
Verizon Communications, Inc.	17,885	781,395
Warwick Valley Telephone Co.	810	9,696
Diversified Telecommunication Services Total		5,318,461
Wireless Telecommunication Services – 0.7%
American Tower Corp., Class A (a)	17,974	765,692

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
China Mobile Ltd.	21,000	363,918
Crown Castle International Corp. (a)	1,460	60,736
KDDI Corp.	30	222,758
Millicom International Cellular SA (a)	475	56,021
NII Holdings, Inc. (a)	8,690	419,901
Philippine Long Distance Telephone Co., ADR	1,898	143,717
Syniverse Holdings, Inc. (a)	1,003	15,627
Wireless Telecommunication Services Total		2,048,370
TELECOMMUNICATION SERVICES TOTAL		7,366,831
UTILITIES – 2.5%
Electric Utilities – 1.6%
ALLETE, Inc.	420	16,624
American Electric Power Co., Inc.	2,500	116,400
British Energy Group PLC	39,729	431,210
E.ON AG	3,784	803,441
Edison International	2,000	106,740
El Paso Electric Co. (a)	940	24,036
Entergy Corp. (b)	10,382	1,240,857
Exelon Corp.	8,200	669,448
FPL Group, Inc.	13,200	894,696
Hawaiian Electric Industries, Inc.	790	17,988
ITC Holdings Corp.	480	27,082
Maine & Maritimes Corp. (a)	170	5,652
MGE Energy, Inc.	580	20,573
Otter Tail Corp.	447	15,466
Portland General Electric Co.	678	18,835
PPL Corp.	11,180	582,366
Reliant Energy, Inc. (a)	2,100	55,104
Tenaga Nasional Berhad	110,600	319,985
UIL Holdings Corp.	570	21,061
Electric Utilities Total		5,387,564
Gas Utilities – 0.1%
AGL Resources, Inc.	2,000	75,280
Northwest Natural Gas Co.	290	14,111
Questar Corp.	1,060	57,346
Tokyo Gas Co., Ltd.	35,000	163,411
WGL Holdings, Inc.	620	20,311
Gas Utilities Total		330,459

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Independent Power Producers & Energy Traders – 0.2%
Constellation Energy Group, Inc.	450	46,139
Mirant Corp. (a)	15,200	592,496
Independent Power Producers & Energy Traders Total		638,635
Multi-Utilities – 0.6%
Avista Corp.	940	20,248
CH Energy Group, Inc.	820	36,523
NorthWestern Corp.	580	17,110
PG&E Corp. (b)	15,558	670,394
Public Service Enterprise Group, Inc.	8,840	868,441
Sempra Energy	1,700	105,196
Wisconsin Energy Corp.	1,600	77,936
Multi-Utilities Total		1,795,848
UTILITIES TOTAL		8,152,506

Total Common Stocks (cost of $167,039,647)		199,808,633

		Par ($)
Corporate Fixed-Income Bonds & Notes – 11.4%
BASIC MATERIALS – 0.5%
Chemicals – 0.1%
Huntsman International LLC
	7.875% 11/15/14	350,000	371,000
Chemicals Total			371,000
Forest Products & Paper – 0.2%
Georgia-Pacific Corp.
	8.000% 01/15/24	380,000	353,400
Weyerhaeuser Co.
	7.375% 03/15/32	275,000	275,975
Forest Products & Paper Total			629,375
Metals & Mining – 0.2%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	305,000	327,112
Vale Overseas Ltd.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Metals & Mining – (continued)
	6.875% 11/21/36	275,000	278,193
Metals & Mining Total			605,305
BASIC MATERIALS TOTAL			1,605,680
COMMUNICATIONS – 2.2%
Media – 1.0%
Charter Communications Holdings II LLC/ Charter Communications Holdings II/ Capital Corp.
	10.250% 09/15/10	350,000	343,000
CSC Holdings, Inc.
	7.625% 04/01/11	325,000	324,187
EchoStar DBS Corp.
	6.625% 10/01/14	335,000	333,325
Jones Intercable, Inc.
	7.625% 04/15/08	525,000	528,099
Lamar Media Corp.
	7.250% 01/01/13	345,000	345,000
News America, Inc.
	6.550% 03/15/33(b)	325,000	324,642
R.H. Donnelley Corp.
	8.875% 10/15/17(d)	335,000	309,875
Time Warner Cable, Inc.
	6.550% 05/01/37	350,000	357,244
Univision Communications, Inc.
	PIK,
	9.750% 03/15/15(d)	350,000	318,937
Viacom, Inc.
	6.125% 10/05/17	110,000	109,995
Media Total			3,294,304
Telecommunication Services – 1.2%
AT&T, Inc.
	5.100% 09/15/14	350,000	346,379
Citizens Communications Co.
	7.875% 01/15/27	425,000	404,813
Intelsat Bermuda Ltd.
	9.250% 06/15/16	350,000	351,750
Lucent Technologies, Inc.
	6.450% 03/15/29	370,000	305,713
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	225,000	291,596
Qwest Corp.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
	8.875% 03/15/12	350,000	374,500
Sprint Capital Corp.
	6.875% 11/15/28	275,000	260,800
Telecom Italia Capital SA
	7.200% 07/18/36(b)	275,000	303,205
Telefonica Emisones SAU
	5.984% 06/20/11	400,000	411,475
Vodafone Group PLC
	5.000% 12/16/13	400,000	393,253
Windstream Corp.
	8.625% 08/01/16	350,000	367,500
Telecommunication Services Total			3,810,984
COMMUNICATIONS TOTAL			7,105,288
CONSUMER CYCLICAL – 1.1%
Apparel – 0.1%
Levi Strauss & Co.
	9.750% 01/15/15	330,000	329,175
Apparel Total			329,175
Auto Manufacturers – 0.1%
General Motors Corp.
	8.375% 07/15/33	365,000	293,825
Auto Manufacturers Total			293,825
Home Builders – 0.1%
K. Hovnanian Enterprises, Inc.
	6.000% 01/15/10	60,000	38,700
	6.375% 12/15/14	35,000	24,500
KB Home
	5.875% 01/15/15	155,000	133,688
Home Builders Total			196,888
Lodging – 0.4%
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	300,000	219,000
Marriott International, Inc.
	5.625% 02/15/13	200,000	199,706

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(d)	340,000	341,700
MGM Mirage
	7.500% 06/01/16	350,000	346,500
Pinnacle Entertainment, Inc.
	7.500% 06/15/15(d)	190,000	172,425
Station Casinos, Inc.
	6.625% 03/15/18	230,000	157,550
	6.875% 03/01/16	5,000	3,650
Lodging Total			1,440,531
Retail – 0.4%
CVS Caremark Corp.
	5.750% 06/01/17	275,000	276,770
Home Depot, Inc.
	5.875% 12/16/36	225,000	189,877
Macy’s Retail Holdings, Inc.
	5.900% 12/01/16	300,000	282,539
Wal-Mart Stores, Inc.
	4.125% 07/01/10	450,000	451,426
Retail Total			1,200,612
CONSUMER CYCLICAL TOTAL			3,461,031
CONSUMER NON-CYCLICAL – 1.5%
Beverages – 0.2%
Cott Beverages, Inc.
	8.000% 12/15/11	345,000	320,850
Diageo Capital PLC
	3.375% 03/20/08	275,000	274,480
Beverages Total			595,330
Commercial Services – 0.5%
Ashtead Capital, Inc.
	9.000% 08/15/16(d)	330,000	292,050
Corrections Corp. of America
	7.500% 05/01/11	225,000	227,812
GEO Group, Inc.
	8.250% 07/15/13	350,000	353,500
Iron Mountain, Inc.
	7.750% 01/15/15	350,000	356,125
Service Corp. International
	6.750% 04/01/16	5,000	4,813
United Rentals North America, Inc.
	7.000% 02/15/14	90,000	75,375

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
	7.750% 11/15/13	250,000	217,500
Commercial Services Total			1,527,175
Food – 0.3%
ConAgra Foods, Inc.
	6.750% 09/15/11(b)	255,000	268,134
Kraft Foods, Inc.
	6.500% 08/11/17	320,000	331,055
Kroger Co.
	6.200% 06/15/12	230,000	239,667
Smithfield Foods, Inc.
	7.750% 07/01/17	345,000	333,788
Food Total			1,172,644
Healthcare Services – 0.3%
HCA, Inc.
	9.250% 11/15/16	100,000	105,000
	PIK,
	9.625% 11/15/16	250,000	264,375
Tenet Healthcare Corp.
	9.875% 07/01/14	350,000	333,375
UnitedHealth Group, Inc.
	5.250% 03/15/11	275,000	278,076
Healthcare Services Total			980,826
Household Products/Wares – 0.1%
Fortune Brands, Inc.
	5.375% 01/15/16	250,000	238,163
Household Products/Wares Total			238,163
Pharmaceuticals – 0.1%
Wyeth
	5.500% 02/01/14	280,000	284,386
Pharmaceuticals Total			284,386
CONSUMER NON-CYCLICAL TOTAL			4,798,524
ENERGY – 1.0%
Oil & Gas – 0.6%
Canadian Natural Resources Ltd.
	5.700% 05/15/17(b)	375,000	372,717
Chesapeake Energy Corp.
	6.375% 06/15/15	325,000	314,437
KCS Energy, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
	7.125% 04/01/12	310,000	298,375
Nexen, Inc.
	5.875% 03/10/35	310,000	292,085
Talisman Energy, Inc.
	6.250% 02/01/38	305,000	297,241
Valero Energy Corp.
	6.875% 04/15/12	300,000	320,116
Oil & Gas Total			1,894,971
Pipelines – 0.4%
Energy Transfer Partners LP
	6.625% 10/15/36(b)	250,000	239,612
MarkWest Energy Partners LP
	8.500% 07/15/16	350,000	351,750
TransCanada Pipelines Ltd.
	6.350% 05/15/67(g)	320,000	299,929
Williams Companies, Inc.
	7.750% 06/15/31	20,000	21,900
	8.125% 03/15/12	320,000	348,400
Pipelines Total			1,261,591
ENERGY TOTAL			3,156,562
FINANCIALS – 3.3%
Banks – 1.0%
Capital One Financial Corp.
	5.500% 06/01/15	450,000	415,067
HSBC Capital Funding LP
	9.547% 12/31/49(d)(g)	550,000	601,141
Marshall & Ilsley Corp.
	4.375% 08/01/09	300,000	297,093
PNC Funding Corp.
	5.625% 02/01/17	310,000	301,709
SunTrust Preferred Capital I
	5.853% 12/15/11(g)	280,000	247,100
USB Capital IX
	6.189% 04/15/49(g)	500,000	452,506
Wachovia Corp.
	4.875% 02/15/14	550,000	528,142
Wells Fargo & Co.
	5.125% 09/01/12	425,000	428,832
Banks Total			3,271,590

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 1.9%
AGFC Capital Trust I
	6.000% 01/15/67(d)(g)	350,000	317,399
American Express Centurion Bank
	5.200% 11/26/10	250,000	253,301
CDX North America High Yield
	8.750% 12/29/12(d)	650,000	641,062
CIT Group, Inc.
	6.100% 03/15/67(g)	140,000	101,654
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19(d)	750,000	862,882
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	500,000	506,334
Ford Motor Credit Co.
	7.375% 02/01/11	335,000	299,995
GMAC LLC
	8.000% 11/01/31	370,000	310,384
Goldman Sachs Group, Inc.
	6.345% 02/15/34(b)	475,000	428,982
JPMorgan Chase Capital XVIII
	6.950% 08/17/36	500,000	474,926
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11	350,000	352,617
LVB Acquisition Merger Sub, Inc.
	PIK,
	10.375% 10/15/17(d)	330,000	329,175
Merrill Lynch & Co., Inc.
	6.050% 08/15/12	350,000	356,718
Morgan Stanley
	6.750% 04/15/11	370,000	387,813
Nuveen Investments, Inc.
	10.500% 11/15/15(d)	325,000	323,781
SLM Corp.
	5.375% 05/15/14	300,000	266,722
Diversified Financial Services Total			6,213,745
Insurance – 0.2%
American International Group, Inc.
	2.875% 05/15/08	500,000	494,940
Metlife, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	6.400% 12/15/36	300,000	274,948
Insurance Total			769,888
Real Estate Investment Trusts (REITs) – 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12(b)	250,000	254,457
Simon Property Group LP
	5.750% 12/01/15	375,000	364,220
Real Estate Investment Trusts (REITs) Total			618,677
Savings & Loans – 0.0%
Washington Mutual, Inc.
	4.200% 01/15/10	50,000	44,668
Savings & Loans Total			44,668
FINANCIALS TOTAL			10,918,568
INDUSTRIALS – 0.7%
Aerospace & Defense – 0.1%
L-3 Communications Corp.
	5.875% 01/15/15	310,000	299,150
United Technologies Corp.
	5.375% 12/15/17	210,000	211,832
Aerospace & Defense Total			510,982
Environmental Control – 0.1%
Allied Waste North America, Inc.
	7.125% 05/15/16	350,000	347,375
Environmental Control Total			347,375
Machinery – 0.1%
Caterpillar Financial Services Corp.
	4.300% 06/01/10	300,000	298,917
Machinery Total			298,917
Miscellaneous Manufacturing – 0.1%
Bombardier, Inc.
	6.300% 05/01/14(d)	375,000	366,563
Miscellaneous Manufacturing Total			366,563
Packaging & Containers – 0.2%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	340,000	350,200
Owens-Illinois, Inc.
	7.500% 05/15/10	315,000	318,937
Packaging & Containers Total			669,137

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – 0.1%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	250,000	243,135
Transportation Total			243,135
INDUSTRIALS TOTAL			2,436,109
TECHNOLOGY – 0.1%
Semiconductors – 0.1%
Freescale Semiconductor, Inc.
	PIK,
	9.125% 12/15/14	350,000	297,500
Semiconductors Total			297,500
TECHNOLOGY TOTAL			297,500
UTILITIES – 1.0%
Electric – 0.8%
AES Corp.
	7.750% 03/01/14	310,000	312,325
Commonwealth Edison Co.
	5.950% 08/15/16	400,000	405,779
Indiana Michigan Power Co.
	5.650% 12/01/15	350,000	344,859
Intergen NV
	9.000% 06/30/17(d)	330,000	347,325
NRG Energy, Inc.
	7.250% 02/01/14	35,000	34,125
	7.375% 02/01/16	315,000	307,125
Pacific Gas & Electric Co.
	5.800% 03/01/37	250,000	241,066
Progress Energy, Inc.
	7.750% 03/01/31(b)	350,000	413,179
Southern California Edison Co.
	5.000% 01/15/14(b)	400,000	396,222
Electric Total			2,802,005
Gas – 0.2%
Atmos Energy Corp.
	6.350% 06/15/17	275,000	279,199
Sempra Energy

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Gas – (continued)
	4.750% 05/15/09	275,000	274,572
Gas Total			553,771
UTILITIES TOTAL			3,355,776

	Total Corporate Fixed-Income Bonds & Notes (cost of $38,054,021)		37,135,038

Mortgage-Backed Securities – 10.5%
Federal Home Loan Mortgage Corp.
	5.500% 04/01/21	2,707,721	2,740,867
	5.500% 12/01/37	1,277,000	1,274,364
	6.000% 07/01/08	47,567	47,751
	6.500% 02/01/11	33,231	33,997
	6.500% 04/01/11	54,613	56,197
	6.500% 05/01/11	44,103	45,463
	6.500% 10/01/11	20,736	21,350
	6.500% 07/01/16	15,903	16,475
	6.500% 04/01/26	30,936	32,142
	6.500% 06/01/26	37,050	38,495
	6.500% 02/01/27	178,088	184,911
	6.500% 09/01/28	78,314	81,177
	6.500% 06/01/31	49,919	51,622
	6.500% 07/01/31	13,605	14,093
	6.500% 08/01/36	1,250,731	1,285,901
	6.500% 11/01/37	1,255,421	1,290,492
	7.000% 07/01/28	53,677	56,427
	7.000% 04/01/29	29,601	31,118
	7.000% 01/01/30	24,677	25,941
	7.000% 06/01/31	9,527	9,996
	7.000% 08/01/31	111,352	116,830
	7.500% 08/01/15	788	824
	7.500% 01/01/30	72,268	77,184
	8.000% 09/01/15	30,836	32,637
Federal National Mortgage Association
	5.000% 05/01/37	2,339,938	2,283,457
	5.000% 06/01/37	3,022,003	2,948,714
	5.000% 07/01/37	1,023,155	998,342
	5.500% 11/01/21	495,915	502,406
	5.500% 04/01/36	1,660,427	1,658,633
	5.500% 11/01/36	3,601,843	3,597,951
	6.000% 07/01/35	351,480	357,123

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	6.000% 09/01/36	1,254,380	1,274,066
	6.000% 12/01/36	3,685,292	3,743,127
	6.000% 07/01/37	1,307,538	1,327,882
	6.000% 08/01/37	971,434	986,549
	6.120% 10/01/08	2,189,419	2,204,028
	6.500% 03/01/11	5,505	5,668
	6.500% 08/01/34	547,784	564,595
	6.500% 10/01/36	441,571	453,954
	6.500% 12/01/36	348,059	357,820
	6.500% 06/01/37	1,380,611	1,419,179
	6.500% 11/01/37	546,362	561,625
	7.000% 03/01/15	66,125	68,869
	7.000% 07/01/16	12,187	12,684
	7.000% 02/01/31	20,830	21,968
	7.000% 07/01/31	107,896	113,709
	7.000% 07/01/32	21,818	22,970
	7.500% 06/01/15	18,769	19,541
	7.500% 08/01/15	38,694	40,284
	7.500% 09/01/15	20,874	21,732
	7.500% 02/01/31	49,873	53,234
	7.500% 08/01/31	24,641	26,279
	8.000% 12/01/29	27,022	28,986
	8.000% 04/01/30	39,172	41,821
	8.000% 05/01/30	2,927	3,125
	8.000% 07/01/31	29,915	31,933
Government National Mortgage Association
	6.000% 04/15/13	6,789	6,959
	6.500% 05/15/13	16,512	17,110
	6.500% 06/15/13	5,032	5,214
	6.500% 08/15/13	15,795	16,367
	6.500% 11/15/13	74,413	77,107
	6.500% 07/15/14	49,321	51,116
	6.500% 01/15/29	7,646	7,935
	6.500% 03/15/29	74,911	77,743
	6.500% 04/15/29	149,741	155,400
	6.500% 05/15/29	138,642	143,882
	6.500% 07/15/31	55,331	57,366
	7.000% 11/15/13	202,829	211,442
	7.000% 05/15/29	19,821	21,031
	7.000% 09/15/29	34,218	36,306

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	7.000% 06/15/31	22,961	24,339
	7.500% 06/15/23	940	1,002
	7.500% 01/15/26	23,749	25,363
	7.500% 09/15/29	64,139	68,448
	8.000% 07/15/25	10,071	10,887
	8.500% 12/15/30	3,514	3,819
	9.000% 12/15/17	28,932	31,102
	Total Mortgage-Backed Securities (cost of $33,665,859)		34,368,446
Government & Agency Obligations – 5.1%
FOREIGN GOVERNMENT OBLIGATIONS – 0.3%
Province of Quebec
	5.000% 07/17/09(b)	600,000	609,282
United Mexican States
	7.500% 04/08/33	425,000	506,812
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			1,116,094
MORTGAGE - BACKED SECURITY – 0.2%
Fannie Mae Pool
	6.500% 08/01/37	567,457	583,309
MORTGAGE - BACKED SECURITY TOTAL			583,309
U.S. GOVERNMENT AGENCIES – 2.0%
Federal Home Loan Bank
	5.500% 08/13/14	1,720,000	1,853,871
Federal Home Loan Mortgage Corp.
	5.500% 08/23/17	1,300,000	1,394,865
	6.625% 09/15/09	550,000	577,250
Federal National Mortgage Association
	5.250% 08/01/12	2,740,000	2,848,200
U.S. GOVERNMENT AGENCIES TOTAL			6,674,186
U.S. GOVERNMENT OBLIGATIONS – 2.6%
U.S. Treasury Bonds
	5.375% 02/15/31(b)	3,960,000	4,461,498
	7.250% 05/15/16(b)	1,615,000	1,985,946
U.S. Treasury Inflation Indexed Bonds
	3.500% 01/15/11(b)	888,289	955,327
U.S. Treasury Notes
	4.500% 11/15/10(b)	1,000,000	1,039,766
U.S. GOVERNMENT OBLIGATIONS TOTAL			8,442,537
	Total Government & Agency Obligations (cost of $16,000,121)		16,816,126

		Par ($)	Value ($)
Collateralized Mortgage Obligations – 3.5%
AGENCY – 1.6%
Federal Home Loan Mortgage Corp.
	5.000% 12/15/15	507,239	507,043
	5.500% 06/15/34	2,500,000	2,491,140
	6.000% 02/15/28	1,071,579	1,088,806
Federal National Mortgage Association
	5.000% 12/25/15	1,177,255	1,177,677
AGENCY TOTAL			5,264,666
NON - AGENCY – 1.9%
American Mortgage Trust
	8.445% 09/27/22(g)	8,652	5,263
Bear Stearns Adjustable Rate Mortgage Trust
	5.482% 02/25/47(g)	1,120,372	1,125,452
Countrywide Alternative Loan Trust
	5.250% 08/25/35	502,570	499,431
	5.500% 10/25/35	839,812	825,153
JPMorgan Mortgage Trust
	6.045% 10/25/36(g)	968,094	970,644
Lehman Mortgage Trust
	6.500% 01/25/38	929,297	940,332
Rural Housing Trust
	6.330% 04/01/26	5,297	5,291
WaMu Mortgage Pass-Through Certificates
	5.715% 02/25/37(g)	1,740,285	1,734,645
NON - AGENCY TOTAL			6,106,211
	Total Collateralized Mortgage Obligations (cost of $11,411,976)		11,370,877
Commercial Mortgage-Backed Securities – 2.9%
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.366% 12/11/49(g)	420,000	405,253
CS First Boston Mortgage Securities Corp.
	4.577% 04/15/37	1,586,000	1,569,452
First Union - Chase Commercial Mortgage
	6.645% 06/15/31	383,522	388,978
GS Mortgage Securities Corp. II
	6.620% 10/18/30	1,420,148	1,422,109
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.780% 07/15/42	310,000	291,731

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
	5.447% 06/12/47	509,000	507,001
	5.525% 04/15/43	1,457,000	1,443,914
JPMorgan Commercial Mortgage Finance Corp.
	6.507% 10/15/35	645,833	649,036
Wachovia Bank Commercial Mortgage Trust
	3.989% 06/15/35	3,000,000	2,871,419
	Total Commercial Mortgage-Backed Securities (cost of $9,780,397)		9,548,893
Asset-Backed Securities – 0.5%
Citicorp Residential Mortgage Securities, Inc.
	6.080% 06/25/37	490,000	458,951
Consumer Funding LLC
	5.430% 04/20/15	820,000	837,178
Green Tree Financial Corp.
	6.870% 01/15/29	159,413	167,897
Origen Manufactured Housing
	3.380% 08/15/17	124,567	124,079
	Total Asset-Backed Securities (cost of $1,633,877)		1,588,105

	Shares
Investment Companies – 0.2%
iShares MSCI Brazil Index Fund	2,104	169,793
iShares MSCI EAFE Index Fund	6,275	492,588
iShares Russell 2000 Growth Index Fund	288	24,042
iShares Russell 2000 Value Index Fund	790	55,679
iShares Russell Microcap Index Fund	460	24,288

Total Investment Companies (cost of $779,457)		766,390

	Par ($)	Value ($)
Convertible Bond – 0.2%
Consumer Discretionary – 0.2%
Media – 0.2%
Liberty Media Corp.
0.750% 03/30/23	650,000	676,813
Media Total		676,813
CONSUMER DISCRETIONARY TOTAL		676,813

Total Convertible Bonds (cost of $711,399)		676,813

	Shares
Convertible Preferred Stocks – 0.1%
HEALTH CARE – 0.1%
Pharmaceuticals – 0.1%
Schering-Plough Corp.	1,300	315,653
Pharmaceuticals Total		315,653
HEALTH CARE TOTAL		315,653

Total Convertible Preferred Stocks (cost of $344,747)		315,653

	Par
Purchased Call Option – 0.0%
VIX (CBOE SPX Volatility Index) Strike Price $19 Expiring: March 2008	11,300	63,280

Total Purchased Call Options (cost of $55,709)		63,280

Securities Lending Collateral – 11.4%
State Street Navigator Securities Lending Prime Portfolio (h) (7 day yield of 4.817%)	37,366,621	37,366,621

Total Securities Lending Collateral (cost of $37,366,621)		37,366,621

	Par ($)
Short-Term Obligations – 4.6%
REPURCHASE AGREEMENT – 4.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/07, due 01/02/08, at 2.960%, collateralized by U.S. Government Agency Obligations with various maturities to 05/28/18, market value $14,902,206 (repurchase proceeds $14,594,400)	14,592,000	14,592,000
U.S. GOVERNMENT OBLIGATION – 0.1%
United States Treasury Bill
2.01% 03/20/08	400,000	397,507

Total Short-Term Obligations (cost of $14,989,507)		14,989,507

Total Investments – 111.4% (cost of $331,833,338)(i)(j)	$364,814,382

Other Assets & Liabilities, Net – (11.4)%	(37,436,021)

Net Assets – 100.0%	$327,378,361

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at December 31, 2007. The total market value of securities on loan at December 31, 2007 is $36,553,111.

(c)	All or a portion of this security is pledged as collateral for open written options contracts.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities, which are not illiquid, amounted to $6,070,214, which represents 1.9% of net assets.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f)	Security purchased on a delayed delivery basis.

(g)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2007.

(h)	Investment made with cash collateral received from securities lending activity.

(i)	Cost for federal income tax purposes is $331,945,973.

(j)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$42,270,828	$(9,402,419)	$32,868,409

For the three months ended December 31, 2007, transactions in written options contracts were as follows:

	Number of contracts	Premium received
Options outstanding at September 30, 2007	173	$25,085
Options written	68	28,189
Options terminated in closing
purchase transactions	(71)	(28,043)
Options exercised	(36)	(8,029)
Options expired	(125)	(13,856)
Options outstanding at December 31, 2007	9	$3,346

At December 31, 2007, the Fund held the following written call options:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Value
Hess Corp.	105.0	9	Jan-2008	$(2,430)
Total written call options (proceeds $3,346)				$(2,430)

At December 31, 2007, the Fund had entered into the following forward foreign currency exchange contracts:

				Unrealized
Forward Currency		Aggregate	Settlement	Appreciation
Contracts to Buy	Value	Face Value	Date	(Depreciation)
AUD	$1,675,933	$1,674,126	03/18/08	$1,807
CHF	113,565	111,424	03/18/08	2,141
DKK	109,091	109,215	03/18/08	(124)
DKK	10,595	10,415	03/18/08	180
EUR	2,727,261	2,728,915	03/18/08	(1,654)
EUR	95,103	93,515	03/18/08	1,588
GBP	3,094,826	3,169,206	03/18/08	(74,380)
JPY	40,558	39,672	01/04/08	886
JPY	106,901	104,632	03/18/08	2,269
NZD	71,687	73,014	03/18/08	(1,327)
NZD	6,864	6,835	03/18/08	29
SEK	88,236	86,853	03/18/08	1,383
SGD	38,400	38,046	03/18/08	354
TWD	59,444	59,273	03/18/08	171
				$(66,677)

				Unrealized
Forward Currency		Aggregate	Settlement	Appreciation
Contracts to Sell	Value	Face Value	Date	(Depreciation)
AUD	$113,593	$112,096	03/18/08	$(1,497)
CAD	639,770	621,246	03/18/08	(18,524)
CAD	62,862	62,195	03/18/08	(667)
CHF	951,109	944,053	03/18/08	(7,056)
CZK	391,901	397,253	03/18/08	5,352
CZK	38,827	38,284	03/18/08	(543)
DKK	105,559	104,569	03/18/08	(990)
GBP	37,742	37,633	03/18/08	(109)
ILS	520,146	509,778	03/18/08	(10,368)
ILS	49,624	48,796	03/18/08	(828)
KRW	144,568	145,516	03/18/08	948
KRW	13,768	13,696	03/18/08	(72)
MXN	326,674	328,417	03/18/08	1,743
MXN	30,981	31,221	03/18/08	240
MYR	546,404	547,775	03/18/08	1,371
MYR	52,428	51,944	03/18/08	(484)
NOK	145,726	145,944	03/18/08	218
NOK	81,776	79,443	03/18/08	(2,333)
PLN	108,386	108,988	03/18/08	602
PLN	10,960	10,710	03/18/08	(250)
SEK	543,814	544,584	03/18/08	770
SGD	657,686	657,178	03/18/08	(508)
TWD	437,014	432,925	03/18/08	(4,089)
				$(37,074)

Acronym	Name
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-in-Kind
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia Common Stock Fund

	Shares	Value ($)*
Common Stocks – 98.7%
CONSUMER DISCRETIONARY – 9.8%
Household Durables – 0.8%
Sony Corp., ADR	63,900	3,469,770
Household Durables Total		3,469,770
Media – 2.3%
News Corp., Class A	270,200	5,536,398
Omnicom Group, Inc.	88,700	4,215,911
Media Total		9,752,309
Multiline Retail – 1.9%
Nordstrom, Inc. (a)	70,400	2,585,792
Target Corp.	106,000	5,300,000
Multiline Retail Total		7,885,792
Specialty Retail – 1.1%
Office Depot, Inc. (b)	168,500	2,343,835
Urban Outfitters, Inc. (a)(b)	79,500	2,167,170
Specialty Retail Total		4,511,005
Textiles, Apparel & Luxury Goods – 3.7%
Coach, Inc. (b)	105,200	3,217,016
CROCS, Inc. (a)(b)	53,100	1,954,611
NIKE, Inc., Class B	86,500	5,556,760
Phillips-Van Heusen Corp.	65,800	2,425,388
Polo Ralph Lauren Corp. (a)	39,900	2,465,421
Textiles, Apparel & Luxury Goods Total		15,619,196
CONSUMER DISCRETIONARY TOTAL		41,238,072
CONSUMER STAPLES – 7.9%
Beverages – 1.8%
Coca-Cola Co.	124,060	7,613,562
Beverages Total		7,613,562
Food & Staples Retailing – 1.3%
Safeway, Inc.	162,600	5,562,546
Food & Staples Retailing Total		5,562,546
Household Products – 1.2%
Colgate-Palmolive Co.	65,220	5,084,551
Household Products Total		5,084,551
Personal Products – 2.1%
Avon Products, Inc.	93,300	3,688,149
Herbalife Ltd.	121,200	4,881,936
Personal Products Total		8,570,085

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 1.5%
Altria Group, Inc.	84,400	6,378,952
Tobacco Total		6,378,952
CONSUMER STAPLES TOTAL		33,209,696
ENERGY – 12.2%
Energy Equipment & Services – 4.1%
Halliburton Co.	183,900	6,971,649
Transocean, Inc.	42,200	6,040,930
Weatherford International Ltd. (b)	61,900	4,246,340
Energy Equipment & Services Total		17,258,919
Oil, Gas & Consumable Fuels – 8.1%
Anadarko Petroleum Corp.	74,900	4,920,181
Apache Corp.	78,300	8,420,382
ConocoPhillips	150,200	13,262,660
Devon Energy Corp.	85,210	7,576,021
Oil, Gas & Consumable Fuels Total		34,179,244
ENERGY TOTAL		51,438,163
FINANCIALS – 20.2%
Capital Markets – 6.4%
Affiliated Managers Group, Inc. (a)(b)	32,900	3,864,434
Goldman Sachs Group, Inc.	22,600	4,860,130
Lehman Brothers Holdings, Inc.	46,500	3,042,960
Merrill Lynch & Co., Inc.	56,300	3,022,184
Morgan Stanley	96,500	5,125,115
State Street Corp.	89,100	7,234,920
Capital Markets Total		27,149,743
Commercial Banks – 2.8%
BB&T Corp.	88,800	2,723,496
Fifth Third Bancorp	147,500	3,706,675
TCF Financial Corp.	48,200	864,226
Wachovia Corp.	117,300	4,460,919
Commercial Banks Total		11,755,316
Consumer Finance – 1.6%
American Express Co.	129,940	6,759,479
Consumer Finance Total		6,759,479
Diversified Financial Services – 3.0%
Citigroup, Inc.	93,889	2,764,092
JPMorgan Chase & Co.	228,272	9,964,073
Diversified Financial Services Total		12,728,165

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – 5.7%
American International Group, Inc.	121,280	7,070,624
Berkshire Hathaway, Inc., Class B (b)	1,339	6,341,504
Principal Financial Group, Inc.	71,300	4,908,292
Unum Group	243,790	5,799,764
Insurance Total		24,120,184
Thrifts & Mortgage Finance – 0.7%
Federal Home Loan Mortgage Corp.	51,600	1,758,012
Washington Mutual, Inc.	82,600	1,124,186
Thrifts & Mortgage Finance Total		2,882,198
FINANCIALS TOTAL		85,395,085
HEALTH CARE – 14.5%
Health Care Equipment & Supplies – 3.9%
Baxter International, Inc.	141,500	8,214,075
Covidien Ltd.	184,125	8,154,896
Health Care Equipment & Supplies Total		16,368,971
Health Care Providers & Services – 3.0%
Cardinal Health, Inc.	62,900	3,632,475
Laboratory Corp. of America Holdings (a)(b)	64,700	4,886,791
McKesson Corp.	65,010	4,258,805
Health Care Providers & Services Total		12,778,071
Life Sciences Tools & Services – 1.7%
Thermo Fisher Scientific, Inc. (b)	125,450	7,235,956
Life Sciences Tools & Services Total		7,235,956
Pharmaceuticals – 5.9%
Abbott Laboratories	196,587	11,038,360
Johnson & Johnson	158,890	10,597,963
Wyeth	74,700	3,300,993
Pharmaceuticals Total		24,937,316
HEALTH CARE TOTAL		61,320,314
INDUSTRIALS – 10.9%
Aerospace & Defense – 3.0%
Boeing Co.	56,700	4,958,982
Honeywell International, Inc.	127,450	7,847,097
Aerospace & Defense Total		12,806,079
Airlines – 0.6%
Northwest Airlines Corp. (b)	168,000	2,437,680
Airlines Total		2,437,680
Industrial Conglomerates – 5.8%
General Electric Co.	454,140	16,834,970

3

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Industrial Conglomerates – (continued)
Tyco International Ltd.	190,925	7,570,176
Industrial Conglomerates Total		24,405,146
Road & Rail – 1.5%
Union Pacific Corp.	51,710	6,495,810
Road & Rail Total		6,495,810
INDUSTRIALS TOTAL		46,144,715
INFORMATION TECHNOLOGY – 19.1%
Communications Equipment – 3.7%
Nokia Oyj, ADR	258,700	9,931,493
QUALCOMM, Inc.	144,200	5,674,270
Communications Equipment Total		15,605,763
Computers & Peripherals – 2.1%
Hewlett-Packard Co.	171,100	8,637,128
Computers & Peripherals Total		8,637,128
Electronic Equipment & Instruments – 1.4%
Tyco Electronics Ltd.	159,025	5,904,599
Electronic Equipment & Instruments Total		5,904,599
Internet Software & Services – 4.3%
Akamai Technologies, Inc. (a)(b)	47,500	1,643,500
Google, Inc., Class A (b)	17,700	12,239,196
VeriSign, Inc. (a)(b)	116,900	4,396,609
Internet Software & Services Total		18,279,305
IT Services – 0.8%
Western Union Co.	142,200	3,452,616
IT Services Total		3,452,616
Software – 6.8%
Microsoft Corp.	508,220	18,092,632
Oracle Corp. (b)	362,940	8,195,185

4

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
THQ, Inc. (a)(b)	85,800	2,418,702
Software Total		28,706,519
INFORMATION TECHNOLOGY TOTAL		80,585,930
MATERIALS – 1.4%
Metals & Mining – 1.4%
Alcoa, Inc.	161,600	5,906,480
Metals & Mining Total		5,906,480
MATERIALS TOTAL		5,906,480
TELECOMMUNICATION SERVICES – 1.5%
Diversified Telecommunication Services – 1.5%
Verizon Communications, Inc.	145,000	6,335,050
Diversified Telecommunication Services Total		6,335,050
TELECOMMUNICATION SERVICES TOTAL		6,335,050
UTILITIES – 1.2%
Electric Utilities – 1.2%
Duke Energy Corp.	246,800	4,977,956
Electric Utilities Total		4,977,956
UTILITIES TOTAL		4,977,956

Total Common Stocks (cost of $339,007,385)		416,551,461
Securities Lending Collateral – 4.8%
State Street Navigator Securities Lending Prime Portfolio (c) (7 day yield of 4.817%)	20,417,090	20,417,090

Total Securities Lending Collateral (cost of $20,417,090)		20,417,090

	Par ($)
Short-Term Obligation – 1.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/07, due 01/02/08 at 1.160%, collateralized by U.S. Treasury Obligation maturing 02/15/25, market value $7,846,875 (repurchase proceed $7,689,496)	7,689,000	7,689,000

Total Short-Term Obligation (cost of $7,689,000)		7,689,000

5

Total Investments – 105.3% (cost of $367,113,475)(d)(e)	$444,657,551

Other Assets & Liabilities, Net – (5.3)%	(22,562,720)

Net Assets – 100.0%	$422,094,831

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	All or a portion of this security was on loan at December 31, 2007. The total market value of securities on loan at December 31, 2007 is $19,743,268.

(b)	Non-income producing security.

(c)	Investment made with cash collateral received from securities lending activity.

(d)	Cost for federal income tax purposes is $367,113,475.

(e)	Unrealized appreciation and depreciation at December 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$84,476,565	$(6,932,489)	$77,544,076

Acronym	Name

ADR	American Depository Receipt

6

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia Disciplined Value Fund

	Shares	Value ($)*
Common Stocks – 99.1%
CONSUMER DISCRETIONARY – 7.5%
Hotels, Restaurants & Leisure – 2.9%
McDonald’s Corp.	231,300	13,625,883
Hotels, Restaurants & Leisure Total		13,625,883
Household Durables – 2.3%
NVR, Inc. (a)(b)	20,700	10,846,800
Household Durables Total		10,846,800
Media – 2.3%
CBS Corp., Class B	73,700	2,008,325
Gannett Co., Inc.	88,200	3,439,800
Idearc, Inc.	296,700	5,210,052
Media Total		10,658,177
Specialty Retail – 0.0%
RadioShack Corp. (b)	800	13,488
Specialty Retail Total		13,488
CONSUMER DISCRETIONARY TOTAL		35,144,348
CONSUMER STAPLES – 8.6%
Beverages – 1.2%
Coca-Cola Co.	88,500	5,431,245
Beverages Total		5,431,245
Food & Staples Retailing – 3.2%
CVS Caremark Corp.	248,100	9,861,975
SUPERVALU, Inc.	136,400	5,117,728
Food & Staples Retailing Total		14,979,703
Food Products – 1.1%
Tyson Foods, Inc., Class A	352,300	5,400,759
Food Products Total		5,400,759
Household Products – 1.1%
Clorox Co.	17,700	1,153,509
Procter & Gamble Co.	57,900	4,251,018
Household Products Total		5,404,527
Tobacco – 2.0%
Altria Group, Inc.	34,300	2,592,394
Reynolds American, Inc. (b)	99,900	6,589,404
Tobacco Total		9,181,798
CONSUMER STAPLES TOTAL		40,398,032
ENERGY – 16.2%
Oil, Gas & Consumable Fuels – 16.2%
Chevron Corp.	101,300	9,454,329
ConocoPhillips	23,600	2,083,880

1

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Exxon Mobil Corp. (c)	410,900	38,497,221
Marathon Oil Corp.	231,200	14,070,832
Valero Energy Corp.	169,200	11,849,076
Oil, Gas & Consumable Fuels Total		75,955,338
ENERGY TOTAL		75,955,338
FINANCIALS – 28.9%
Capital Markets – 8.8%
Bear Stearns Companies, Inc. (b)	43,700	3,856,525
Goldman Sachs Group, Inc.	63,600	13,677,180
Lehman Brothers Holdings, Inc. (a)	11,000	719,840
Merrill Lynch & Co., Inc.	182,400	9,791,232
Morgan Stanley	250,500	13,304,055
Capital Markets Total		41,348,832
Commercial Banks – 3.4%
BB&T Corp. (b)	12,700	389,509
U.S. Bancorp	38,600	1,225,164
Wells Fargo & Co.	478,400	14,442,896
Commercial Banks Total		16,057,569
Diversified Financial Services – 6.7%
Citigroup, Inc.	392,300	11,549,312
JPMorgan Chase & Co.	455,500	19,882,575
Diversified Financial Services Total		31,431,887
Insurance – 10.0%
Allstate Corp.	205,000	10,707,150
American International Group, Inc.	20,400	1,189,320
Assurant, Inc.	46,900	3,137,610
Prudential Financial, Inc.	117,200	10,904,288
SAFECO Corp.	155,600	8,663,808
Travelers Companies, Inc.	170,500	9,172,900
XL Capital Ltd., Class A	58,900	2,963,259
Insurance Total		46,738,335
FINANCIALS TOTAL		135,576,623
HEALTH CARE – 7.4%
Health Care Providers & Services – 4.2%
Aetna, Inc.	30,400	1,754,992
AmerisourceBergen Corp.	215,100	9,651,537
WellPoint, Inc. (a)	94,000	8,246,620
Health Care Providers & Services Total		19,653,149

2

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – 3.2%
Johnson & Johnson	60,700	4,048,690
King Pharmaceuticals, Inc. (a)	155,000	1,587,200
Pfizer, Inc.	428,500	9,739,805
Pharmaceuticals Total		15,375,695
HEALTH CARE TOTAL		35,028,844
INDUSTRIALS – 10.2%
Aerospace & Defense – 4.5%
Northrop Grumman Corp.	134,900	10,608,536
Raytheon Co.	173,800	10,549,660
Aerospace & Defense Total		21,158,196
Industrial Conglomerates – 5.7%
3M Co.	84,100	7,091,312
General Electric Co.	313,100	11,606,617
Tyco International Ltd.	204,300	8,100,495
Industrial Conglomerates Total		26,798,424
INDUSTRIALS TOTAL		47,956,620
INFORMATION TECHNOLOGY – 3.3%
Computers & Peripherals – 0.4%
International Business Machines Corp.	18,600	2,010,660
Computers & Peripherals Total		2,010,660
Electronic Equipment & Instruments – 1.5%
Arrow Electronics, Inc. (a)	137,000	5,381,360
Avnet, Inc. (a)	47,000	1,643,590
Electronic Equipment & Instruments Total		7,024,950
IT Services – 1.0%
Western Union Co.	185,500	4,503,940
IT Services Total		4,503,940
Software – 0.4%
Compuware Corp. (a)	106,700	947,496
Symantec Corp. (a)	64,300	1,037,802
Software Total		1,985,298
INFORMATION TECHNOLOGY TOTAL		15,524,848
MATERIALS – 4.3%
Chemicals – 2.4%
Celanese Corp., Series A	260,700	11,032,824
Valspar Corp.	6,300	142,002
Chemicals Total		11,174,826
Metals & Mining – 1.3%
Alcoa, Inc.	165,800	6,059,990
Metals & Mining Total		6,059,990

3

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – 0.6%
International Paper Co. (b)	89,600	2,901,248
Paper & Forest Products Total		2,901,248
MATERIALS TOTAL		20,136,064
TELECOMMUNICATION SERVICES – 6.1%
Diversified Telecommunication Services – 3.2%
AT&T, Inc.	314,400	13,066,464
Verizon Communications, Inc.	42,900	1,874,301
Diversified Telecommunication Services Total		14,940,765
Wireless Telecommunication Services – 2.9%
Sprint Nextel Corp.	773,300	10,153,429
Telephone & Data Systems, Inc.	58,400	3,655,840
Wireless Telecommunication Services Total		13,809,269
TELECOMMUNICATION SERVICES TOTAL		28,750,034
UTILITIES – 6.6%
Electric Utilities – 3.1%
Edison International	47,400	2,529,738
FirstEnergy Corp.	166,200	12,022,908
Electric Utilities Total		14,552,646
Gas Utilities – 0.2%
Energen Corp.	14,300	918,489
Gas Utilities Total		918,489
Independent Power Producers & Energy Traders – 3.2%
Constellation Energy Group, Inc.	29,200	2,993,876
Mirant Corp. (a)	271,800	10,594,764
NRG Energy, Inc. (a)(b)	33,200	1,438,888
Independent Power Producers & Energy Traders Total		15,027,528
Multi-Utilities – 0.1%
NSTAR	9,200	333,224
Multi-Utilities Total		333,224
UTILITIES TOTAL		30,831,887

Total Common Stocks (cost of $431,905,892)		465,302,638

4

	Par ($)	Value ($)
Securities Lending Collateral –4.2%
State Street Navigator Securities Lending Prime Portfolio (d) (7 day yield of 4.817%)	19,938,324	19,938,324

Total Securities Lending Collateral (cost of $19,938,324)		19,938,324
Short-Term Obligation – 0.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/07, due 01/02/08, at 1.160%, collateralized by U.S. Treasury and Government Agency Obligations maturing 08/15/21, market value $1,452,881 (repurchase proceeds $1,424,092)	1,424,000	1,424,000

Total Short-Term Obligation (cost of $1,424,000)		1,424,000

Total Investments – 103.6% (cost of $453,268,216)(e)(f)		486,664,962

Other Assets & Liabilities, Net – (3.6)%		(16,918,608)

Net Assets – 100.0%		469,746,354

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at December 31, 2007. The total market value of securities on loan at December 31, 2007 is $19,573,839.

(c)	A portion of this security with a market value of $2,365,673 is pledged as collateral for open futures contracts.

(d)	Investment made with cash collateral received from securities lending activity.

(e)	Cost for federal income tax purposes is $453,268,216.

(f)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$71,102,662	$(37,705,916)	$33,396,746

5

At December 31, 2007, the Fund held the following open long futures contract:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
S&P 500 Index	16	$5,908,800	$5,919,719	Mar-2008	$(10,919)

6

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia Dividend Income Fund

	Shares	Value ($)*
Common Stocks – 89.2%
CONSUMER DISCRETIONARY – 6.8%
Hotels, Restaurants & Leisure – 2.3%
McDonald’s Corp.	430,000	25,331,300
Hotels, Restaurants & Leisure Total		25,331,300
Media – 2.2%
CBS Corp., Class B	332,000	9,047,000
McGraw-Hill Companies, Inc.	130,000	5,695,300
Meredith Corp.	184,000	10,116,320
Media Total		24,858,620
Multiline Retail – 0.4%
Macy’s, Inc.	180,000	4,656,600
Multiline Retail Total		4,656,600
Specialty Retail – 1.9%
Home Depot, Inc.	194,000	5,226,360
Sherwin-Williams Co. (a)	166,000	9,634,640
TJX Companies, Inc.	206,000	5,918,380
Specialty Retail Total		20,779,380
CONSUMER DISCRETIONARY TOTAL		75,625,900
CONSUMER STAPLES – 14.6%
Beverages – 4.7%
Anheuser-Busch Companies, Inc.	320,000	16,748,800
Coca-Cola Co.	140,000	8,591,800
Diageo PLC, ADR	235,000	20,170,050
PepsiCo, Inc.	80,000	6,072,000
Beverages Total		51,582,650
Food & Staples Retailing – 1.2%
Wal-Mart Stores, Inc.	272,000	12,928,160
Food & Staples Retailing Total		12,928,160
Food Products – 2.6%
ConAgra Foods, Inc.	300,000	7,137,000
General Mills, Inc.	126,000	7,182,000
H.J. Heinz Co.	170,000	7,935,600
Nestle SA, ADR, Registered Shares	60,000	6,889,548
Food Products Total		29,144,148
Household Products – 3.3%
Kimberly-Clark Corp.	156,000	10,817,040
Procter & Gamble Co.	356,000	26,137,520
Household Products Total		36,954,560

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – 0.6%
Avon Products, Inc.	160,000	6,324,800
Personal Products Total		6,324,800
Tobacco – 2.2%
Altria Group, Inc.	260,000	19,650,800
Reynolds American, Inc. (a)	75,000	4,947,000
Tobacco Total		24,597,800
CONSUMER STAPLES TOTAL		161,532,118
ENERGY – 9.2%
Oil, Gas & Consumable Fuels – 9.2%
BP PLC, ADR	150,000	10,975,500
Chevron Corp.	250,000	23,332,500
Exxon Mobil Corp.	540,000	50,592,600
Occidental Petroleum Corp.	92,000	7,083,080
Royal Dutch Shell PLC, ADR	120,000	10,104,000
Oil, Gas & Consumable Fuels Total		102,087,680
ENERGY TOTAL		102,087,680
FINANCIALS – 16.9%
Capital Markets – 1.7%
Bank of New York Mellon Corp.	191,000	9,313,160
Federated Investors, Inc., Class B (a)	220,000	9,055,200
Capital Markets Total		18,368,360
Commercial Banks – 2.9%
PNC Financial Services Group, Inc.	76,000	4,989,400
U.S. Bancorp	364,000	11,553,360
Wachovia Corp. (a)	194,000	7,377,820
Wells Fargo & Co.	268,000	8,090,920
Commercial Banks Total		32,011,500
Consumer Finance – 0.1%
Discover Financial Services	64,000	965,120
Consumer Finance Total		965,120
Diversified Financial Services – 2.1%
Citigroup, Inc.	400,000	11,776,000
JPMorgan Chase & Co.	278,000	12,134,700
Diversified Financial Services Total		23,910,700
Insurance – 8.9%
Ambac Financial Group, Inc. (a)	98,000	2,525,460
Arthur J. Gallagher & Co. (a)	286,000	6,918,340
Chubb Corp.	112,000	6,112,960
Hartford Financial Services Group, Inc.	184,000	16,042,960

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Lincoln National Corp.	336,000	19,561,920
Principal Financial Group, Inc.	208,000	14,318,720
Travelers Companies, Inc.	160,000	8,608,000
Unum Group	602,000	14,321,580
Willis Group Holdings Ltd.	260,000	9,872,200
Insurance Total		98,282,140
Real Estate Investment Trusts (REITs) – 0.2%
Kimco Realty Corp. (a)	75,000	2,730,000
Real Estate Investment Trusts (REITs) Total		2,730,000
Thrifts & Mortgage Finance – 1.0%
Fannie Mae	286,000	11,434,280
Thrifts & Mortgage Finance Total		11,434,280
FINANCIALS TOTAL		187,702,100
HEALTH CARE – 10.3%
Pharmaceuticals – 10.3%
Abbott Laboratories	281,000	15,778,150
Bristol-Myers Squibb Co.	200,000	5,304,000
GlaxoSmithKline PLC, ADR	200,000	10,078,000
Johnson & Johnson	270,000	18,009,000
Merck & Co., Inc.	300,000	17,433,000
Novartis AG, ADR	225,000	12,219,750
Pfizer, Inc.	1,280,000	29,094,400
Wyeth	150,000	6,628,500
Pharmaceuticals Total		114,544,800
HEALTH CARE TOTAL		114,544,800
INDUSTRIALS – 8.2%
Aerospace & Defense – 2.6%
Boeing Co.	106,000	9,270,760
Raytheon Co.	95,000	5,766,500
United Technologies Corp.	182,000	13,930,280
Aerospace & Defense Total		28,967,540
Commercial Services & Supplies – 0.8%
Waste Management, Inc.	265,000	8,657,550
Commercial Services & Supplies Total		8,657,550
Industrial Conglomerates – 3.5%
General Electric Co.	1,042,000	38,626,940
Industrial Conglomerates Total		38,626,940

3

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 1.3%
Deere & Co.	154,000	14,340,480
Machinery Total		14,340,480
INDUSTRIALS TOTAL		90,592,510
INFORMATION TECHNOLOGY – 8.2%
Communications Equipment – 1.2%
Nokia Oyj, ADR	340,000	13,052,600
Communications Equipment Total		13,052,600
Computers & Peripherals – 3.6%
Hewlett-Packard Co.	336,000	16,961,280
International Business Machines Corp.	208,000	22,484,800
Computers & Peripherals Total		39,446,080
IT Services – 0.7%
Automatic Data Processing, Inc.	185,000	8,238,050
IT Services Total		8,238,050
Office Electronics – 0.5%
Canon, Inc., ADR	110,000	5,041,300
Office Electronics Total		5,041,300
Semiconductors & Semiconductor Equipment – 2.2%
Intel Corp.	560,000	14,929,600
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,009,999	10,059,590
Semiconductors & Semiconductor Equipment Total		24,989,190
INFORMATION TECHNOLOGY TOTAL		90,767,220
MATERIALS – 1.5%
Chemicals – 1.5%
Dow Chemical Co.	180,000	7,095,600
E.I. Du Pont de Nemours & Co.	222,000	9,787,980
Chemicals Total		16,883,580
MATERIALS TOTAL		16,883,580
TELECOMMUNICATION SERVICES – 9.0%
Diversified Telecommunication Services – 8.4%
AT&T, Inc.	1,320,000	54,859,200
Verizon Communications, Inc.	782,000	34,165,580
Windstream Corp. (a)	280,000	3,645,600
Diversified Telecommunication Services Total		92,670,380

4

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – 0.6%
Sprint Nextel Corp.	500,000	6,565,000
Wireless Telecommunication Services Total		6,565,000
TELECOMMUNICATION SERVICES TOTAL		99,235,380
UTILITIES – 4.5%
Electric Utilities – 3.0%
American Electric Power Co., Inc.	100,000	4,656,000
Entergy Corp.	46,000	5,497,920
Exelon Corp.	80,000	6,531,200
FirstEnergy Corp.	75,000	5,425,500
FPL Group, Inc.	84,000	5,693,520
PPL Corp.	110,000	5,729,900
Electric Utilities Total		33,534,040
Multi-Utilities – 1.5%
Dominion Resources, Inc. (a)	120,000	5,694,000
PG&E Corp.	120,000	5,170,800
Public Service Enterprise Group, Inc.	60,000	5,894,400
Multi-Utilities Total		16,759,200
UTILITIES TOTAL		50,293,240

Total Common Stocks (cost of $791,699,536)		989,264,528
Convertible Preferred Stocks – 3.9%
FINANCIALS – 2.4%
Insurance – 2.4%
Metlife, Inc., 6.375%	550,000	16,843,750
Platinum Underwriters Holdings Ltd., 6.000% (a)	50,000	1,600,000

5

	Shares	Value ($)
Convertible Preferred Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
XL Capital Ltd., 7.000%	430,000	7,568,000
Insurance Total		26,011,750
FINANCIALS TOTAL		26,011,750
HEALTH CARE – 0.9%
Pharmaceuticals – 0.9%
Schering-Plough Corp., 6.000%	40,500	9,833,805
Pharmaceuticals Total		9,833,805
HEALTH CARE TOTAL		9,833,805
MATERIALS – 0.6%
Metals & Mining – 0.6%
Freeport-McMoRan Copper & Gold, Inc., 5.500%	3,100	6,880,063
Metals & Mining Total		6,880,063
MATERIALS TOTAL		6,880,063

Total Convertible Preferred Stocks (cost of $45,004,949)		42,725,618

	Par ($)
Securities Lending Collateral – 3.8%
State Street Navigator Securities Lending Prime Portfolio (b) (7 day yield of 4.817%)	42,637,988	42,637,988

Total Securities Lending Collateral (cost of $42,637,988)		42,637,988
Short-Term Obligation – 6.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/07, due on 01/02/08, at 1.160%, collateralized by a U.S. Treasury Obligation maturing 08/15/16, market value $75,879,275 (repurchase proceeds $74,394,794)	74,390,000	74,390,000

Total Short-Term Obligation (cost of $74,390,000)		74,390,000

6

Total Investments – 103.6% (cost of $953,732,473)(c)(d)	$1,149,018,134

Other Assets & Liabilities, Net –(3.6)%	(40,187,066)

Net Assets – 100.0%	$1,108,831,068

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at December 31, 2007. The total market value of securities on loan at December 31, 2007 is $41,811,187.

(b)	Investment made with cash collateral received from securities lending activity

(c)	Cost for federal income tax purposes is $953,732,473.

(d)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$232,371,500	$(37,085,839)	$195,285,661

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia Large Cap Growth Fund

	Shares	Value ($)*
Common Stocks – 97.3%
CONSUMER DISCRETIONARY – 10.2%
Auto Components – 0.4%
Goodyear Tire & Rubber Co. (a)(b)	253,400	7,150,948
Auto Components Total		7,150,948
Diversified Consumer Services – 1.3%
Apollo Group, Inc., Class A (a)	192,400	13,496,860
DeVry, Inc.	227,746	11,833,682
Diversified Consumer Services Total		25,330,542
Hotels, Restaurants & Leisure – 0.9%
Las Vegas Sands Corp. (a)(b)	157,530	16,233,466
Hotels, Restaurants & Leisure Total		16,233,466
Household Durables – 1.0%
Sony Corp., ADR	352,000	19,113,600
Household Durables Total		19,113,600
Internet & Catalog Retail – 1.2%
Amazon.com, Inc. (a)	251,900	23,336,016
Internet & Catalog Retail Total		23,336,016
Media – 1.6%
Viacom, Inc., Class B (a)	669,465	29,402,903
Media Total		29,402,903
Multiline Retail – 0.3%
Nordstrom, Inc. (b)	166,400	6,111,872
Multiline Retail Total		6,111,872
Specialty Retail – 2.8%
Best Buy Co., Inc. (b)	429,300	22,602,645
GameStop Corp., Class A (a)	310,208	19,267,019
OfficeMax, Inc.	488,500	10,092,410
Specialty Retail Total		51,962,074
Textiles, Apparel & Luxury Goods – 0.7%
NIKE, Inc., Class B	218,700	14,049,288
Textiles, Apparel & Luxury Goods Total		14,049,288
CONSUMER DISCRETIONARY TOTAL		192,690,709
CONSUMER STAPLES – 9.5%
Beverages – 2.8%
Coca-Cola Co.	569,400	34,944,078
Molson Coors Brewing Co., Class B	366,100	18,898,082
Beverages Total		53,842,160
Food & Staples Retailing – 4.0%
Costco Wholesale Corp.	301,800	21,053,568
CVS Caremark Corp.	340,700	13,542,825

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – (continued)
Kroger Co.	749,100	20,008,461
Wal-Mart Stores, Inc.	452,100	21,488,313
Food & Staples Retailing Total		76,093,167
Household Products – 0.8%
Colgate-Palmolive Co.	183,600	14,313,456
Household Products Total		14,313,456
Personal Products – 1.0%
Avon Products, Inc.	457,900	18,100,787
Personal Products Total		18,100,787
Tobacco – 0.9%
Loews Corp. - Carolina Group	201,300	17,170,890
Tobacco Total		17,170,890
CONSUMER STAPLES TOTAL		179,520,460
ENERGY – 8.3%
Energy Equipment & Services – 4.3%
Exterran Holdings, Inc. (a)(b)	94,900	7,762,820
Halliburton Co.	605,600	22,958,296
Schlumberger Ltd.	182,700	17,972,199
Transocean, Inc.	229,062	32,790,225
Energy Equipment & Services Total		81,483,540
Oil, Gas & Consumable Fuels – 4.0%
Devon Energy Corp.	176,875	15,725,956
Hess Corp.	131,800	13,293,348
Southwestern Energy Co. (a)	268,800	14,977,536
Valero Energy Corp.	193,200	13,529,796
XTO Energy, Inc.	362,648	18,625,576
Oil, Gas & Consumable Fuels Total		76,152,212
ENERGY TOTAL		157,635,752
FINANCIALS – 6.2%
Capital Markets – 2.0%
Goldman Sachs Group, Inc.	103,567	22,272,083
Lazard Ltd., Class A (b)	375,900	15,291,612
Capital Markets Total		37,563,695
Consumer Finance – 1.2%
American Express Co.	450,900	23,455,818
Consumer Finance Total		23,455,818
Diversified Financial Services – 1.6%
CME Group, Inc. (b)	42,900	29,429,400
Diversified Financial Services Total		29,429,400

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – 1.4%
Aon Corp.	314,200	14,984,198
Assurant, Inc.	166,800	11,158,920
Insurance Total		26,143,118
FINANCIALS TOTAL		116,592,031
HEALTH CARE – 17.1%
Biotechnology – 2.9%
BioMarin Pharmaceuticals, Inc. (a)(b)	419,000	14,832,600
Genentech, Inc. (a)	172,300	11,556,161
Genzyme Corp. (a)	178,800	13,309,872
Gilead Sciences, Inc. (a)	338,400	15,569,784
Biotechnology Total		55,268,417
Health Care Equipment & Supplies – 3.0%
Baxter International, Inc.	406,500	23,597,325
Covidien Ltd.	385,700	17,082,653
Hologic, Inc. (a)	225,112	15,451,688
Health Care Equipment & Supplies Total		56,131,666
Health Care Providers & Services – 3.7%
CIGNA Corp.	353,700	19,004,301
Coventry Health Care, Inc. (a)	231,400	13,710,450
Express Scripts, Inc. (a)	199,100	14,534,300
McKesson Corp.	337,400	22,103,074
Health Care Providers & Services Total		69,352,125
Life Sciences Tools & Services – 1.9%
Thermo Fisher Scientific, Inc. (a)	308,278	17,781,475
Waters Corp. (a)	225,600	17,838,192
Life Sciences Tools & Services Total		35,619,667
Pharmaceuticals – 5.6%
Abbott Laboratories	269,800	15,149,270
Allergan, Inc.	198,000	12,719,520
Bristol-Myers Squibb Co.	652,500	17,304,300
Merck & Co., Inc.	657,800	38,224,758
Schering-Plough Corp.	504,900	13,450,536
Shire PLC, ADR (b)	137,300	9,466,835
Pharmaceuticals Total		106,315,219
HEALTH CARE TOTAL		322,687,094
INDUSTRIALS – 10.8%
Aerospace & Defense – 5.0%
Boeing Co.	140,611	12,297,838
Goodrich Corp.	258,100	18,224,441
Honeywell International, Inc.	342,200	21,069,254

3

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
Raytheon Co.	271,100	16,455,770
United Technologies Corp.	340,500	26,061,870
Aerospace & Defense Total		94,109,173
Construction & Engineering – 0.7%
Quanta Services, Inc. (a)(b)	470,200	12,338,048
Construction & Engineering Total		12,338,048
Electrical Equipment – 1.6%
First Solar, Inc. (a)	60,837	16,251,996
Suntech Power Holdings Co., Ltd., ADR (a)	161,200	13,269,984
Electrical Equipment Total		29,521,980
Industrial Conglomerates – 1.8%
General Electric Co.	476,997	17,682,279
McDermott International, Inc. (a)	285,200	16,835,356
Industrial Conglomerates Total		34,517,635
Machinery – 0.9%
Caterpillar, Inc.	239,500	17,378,120
Machinery Total		17,378,120
Road & Rail – 0.8%
Union Pacific Corp.	126,200	15,853,244
Road & Rail Total		15,853,244
INDUSTRIALS TOTAL		203,718,200
INFORMATION TECHNOLOGY – 28.9%
Communications Equipment – 6.0%
Ciena Corp. (a)	259,700	8,858,367
Cisco Systems, Inc. (a)	1,593,123	43,125,840
Corning, Inc.	938,800	22,521,812
Nokia Oyj, ADR	397,300	15,252,347
QUALCOMM, Inc.	482,000	18,966,700
Riverbed Technology, Inc. (a)(b)	188,000	5,027,120
Communications Equipment Total		113,752,186
Computers & Peripherals – 7.0%
Apple, Inc. (a)	268,217	53,128,423
EMC Corp. (a)	1,243,100	23,034,643
Hewlett-Packard Co.	700,349	35,353,618
International Business Machines Corp.	196,200	21,209,220
Computers & Peripherals Total		132,725,904
Internet Software & Services – 4.6%
Akamai Technologies, Inc. (a)(b)	401,200	13,881,520

4

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – (continued)
eBay, Inc. (a)	718,012	23,830,818
Google, Inc., Class A (a)	70,066	48,449,238
Internet Software & Services Total		86,161,576
IT Services – 0.5%
DST Systems, Inc. (a)	109,000	8,997,950
IT Services Total		8,997,950
Semiconductors & Semiconductor Equipment – 2.8%
Intel Corp.	1,665,144	44,392,739
NVIDIA Corp. (a)	269,800	9,178,596
Semiconductors & Semiconductor Equipment Total		53,571,335
Software – 8.0%
Adobe Systems, Inc. (a)	523,458	22,367,360
Electronic Arts, Inc. (a)	337,800	19,730,898
Microsoft Corp.	1,934,498	68,868,129
Oracle Corp. (a)	973,036	21,971,153
Salesforce.com, Inc. (a)	144,800	9,077,512
VMware, Inc., Class A (a)(b)	102,246	8,689,887
Software Total		150,704,939
INFORMATION TECHNOLOGY TOTAL		545,913,890
MATERIALS – 3.4%
Chemicals – 2.4%
Monsanto Co.	258,947	28,921,791
Praxair, Inc.	176,500	15,657,315
Chemicals Total		44,579,106
Metals & Mining – 1.0%
Freeport-McMoRan Copper & Gold, Inc.	186,600	19,115,304
Metals & Mining Total		19,115,304
MATERIALS TOTAL		63,694,410
TELECOMMUNICATION SERVICES – 1.9%
Diversified Telecommunication Services – 0.5%
Time Warner Telecom, Inc., Class A (a)(b)	510,501	10,358,065
Diversified Telecommunication Services Total		10,358,065
Wireless Telecommunication Services – 1.4%
American Tower Corp., Class A (a)	377,256	16,071,106

5

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
NII Holdings, Inc. (a)	196,900	9,514,208
Wireless Telecommunication Services Total		25,585,314
TELECOMMUNICATION SERVICES TOTAL		35,943,379
UTILITIES – 1.0%
Electric Utilities – 1.0%
Entergy Corp.	155,700	18,609,264
Electric Utilities Total		18,609,264
UTILITIES TOTAL		18,609,264

Total Common Stocks (cost of $1,541,256,247)		1,837,005,189
Securities Lending Collateral – 4.2%
State Street Navigator Securities Lending Prime Portfolio (c) (7 day yield of 4.817%)	80,012,866	80,012,866

Total Securities Lending Collateral (cost of $80,012,866)		80,012,866

	Par ($)
Short-Term Obligation – 3.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/07, due 01/02/08, at 1.160%, collateralized by a U.S. Treasury Obligation maturing 08/15/16, market value $75,544,863 (repurchase proceeds $74,066,773)	74,062,000	74,062,000

Total Short-Term Obligation (cost of $74,062,000)		74,062,000

6

Total Investments – 105.4% (cost of $1,695,331,113)(d)(e)	$1,991,080,055

Other Assets & Liabilities, Net – (5.4)%	(102,519,948)

Net Assets – 100.0%	$1,888,560,107

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.   If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at December 31, 2007. The total market value of securities on loan at December 31, 2007 is $77,872,989.

(c)	Investment made with cash collateral received from securities lending activity.

(d)	Cost for federal income tax purposes is $1,695,331,113.

(e)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$338,339,920	$(42,590,978)	$295,748,942

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia Liberty Fund

	Shares	Value ($)*
Common Stocks – 61.7%
CONSUMER DISCRETIONARY – 5.8%
Auto Components – 0.1%
Goodyear Tire & Rubber Co. (a)	20,300	572,866
Auto Components Total		572,866
Automobiles – 0.3%
General Motors Corp. (b)	10,400	258,856
Toyota Motor Corp.	24,000	1,291,803
Automobiles Total		1,550,659
Diversified Consumer Services – 0.4%
Apollo Group, Inc., Class A (a)	15,500	1,087,325
DeVry, Inc.	18,719	972,639
Diversified Consumer Services Total		2,059,964
Hotels, Restaurants & Leisure – 0.6%
Hotel Leela Venture Ltd.	362,960	663,345
Las Vegas Sands Corp. (a)(b)	12,692	1,307,911
McDonald’s Corp.	22,006	1,296,373
Hotels, Restaurants & Leisure Total		3,267,629
Household Durables – 1.1%
Makita Corp.	40,700	1,700,680
Newell Rubbermaid, Inc. (b)	57,800	1,495,864
Sony Corp., ADR	56,600	3,073,380
Household Durables Total		6,269,924
Internet & Catalog Retail – 0.3%
Amazon.com, Inc. (a)	20,300	1,880,592
Internet & Catalog Retail Total		1,880,592
Media – 0.7%
Focus Media Holding Ltd., ADR (a)	23,400	1,329,354
Viacom, Inc., Class B (a)	54,000	2,371,680
Media Total		3,701,034
Multiline Retail – 0.4%
J.C. Penney Co., Inc.	19,500	857,805
Macy’s, Inc.	45,000	1,164,150
Nordstrom, Inc. (b)	13,400	492,182
Multiline Retail Total		2,514,137
Specialty Retail – 0.9%
Best Buy Co., Inc. (b)	34,700	1,826,955
Esprit Holdings Ltd.	67,700	1,002,701
GameStop Corp., Class A (a)	24,900	1,546,539

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
OfficeMax, Inc. (b)	39,500	816,070
Specialty Retail Total		5,192,265
Textiles, Apparel & Luxury Goods – 1.0%
Adidas AG	15,800	1,176,416
Compagnie Financiere Richemont AG	19,900	1,357,666
Luxottica Group SpA	27,300	863,784
NIKE, Inc., Class B	17,700	1,137,048
V.F. Corp.	13,500	926,910
Textiles, Apparel & Luxury Goods Total		5,461,824
CONSUMER DISCRETIONARY TOTAL		32,470,894
CONSUMER STAPLES – 5.4%
Beverages – 1.0%
Coca-Cola Co.	45,700	2,804,609
Diageo PLC, ADR	16,126	1,384,095
Molson Coors Brewing Co., Class B	29,500	1,522,790
Beverages Total		5,711,494
Food & Staples Retailing – 1.3%
Costco Wholesale Corp.	24,100	1,681,216
CVS Caremark Corp.	27,500	1,093,125
Kroger Co.	60,500	1,615,955
Sysco Corp.	41,800	1,304,578
Wal-Mart Stores, Inc.	36,500	1,734,845
Food & Staples Retailing Total		7,429,719
Food Products – 0.3%
ConAgra Foods, Inc.	82,500	1,962,675
Food Products Total		1,962,675
Household Products – 0.4%
Colgate-Palmolive Co.	25,600	1,995,776
Household Products Total		1,995,776
Personal Products – 0.5%
Avon Products, Inc.	69,500	2,747,335
Personal Products Total		2,747,335
Tobacco – 1.9%
Altria Group, Inc.	42,854	3,238,905
Japan Tobacco, Inc.	408	2,419,200

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – (continued)
Loews Corp. - Carolina Group (b)	60,900	5,194,770
Tobacco Total		10,852,875
CONSUMER STAPLES TOTAL		30,699,874
ENERGY – 6.8%
Energy Equipment & Services – 1.5%
Exterran Holdings, Inc. (a)(b)	7,700	629,860
Halliburton Co.	77,634	2,943,105
Schlumberger Ltd.	14,900	1,465,713
Transocean, Inc. (a)	18,441	2,639,829
Weatherford International Ltd.	15,100	1,035,860
Energy Equipment & Services Total		8,714,367
Oil, Gas & Consumable Fuels – 5.3%
ConocoPhillips	35,227	3,110,544
Devon Energy Corp.	14,400	1,280,304
Exxon Mobil Corp.	81,902	7,673,399
Hess Corp. (c)	38,000	3,832,680
Newfield Exploration Co. (a)(b)	23,800	1,254,260
Occidental Petroleum Corp.	49,700	3,826,403
Southwestern Energy Co. (a)	22,000	1,225,840
StatoilHydro ASA	53,600	1,657,269
Total SA	18,975	1,574,728
Valero Energy Corp.	15,600	1,092,468
XTO Energy, Inc.	59,725	3,067,476
Oil, Gas & Consumable Fuels Total		29,595,371
ENERGY TOTAL		38,309,738
FINANCIALS – 10.0%
Capital Markets – 1.1%
Goldman Sachs Group, Inc.	12,300	2,645,115
Lazard Ltd., Class A (a)(b)	30,400	1,236,672
Morgan Stanley	18,200	966,602
State Street Corp.	13,700	1,112,440
Capital Markets Total		5,960,829
Commercial Banks – 2.9%
Korea Exchange Bank	71,800	1,109,496
Marshall & Ilsley Corp. (b)	32,479	860,044
National Bank of Greece SA	27,000	1,859,955
PNC Financial Services Group, Inc.	23,629	1,551,244
Raiffeisen International Bank Holding AG	7,349	1,107,235
Swedbank AB, Class A	34,600	969,364

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
U.S. Bancorp	92,313	2,930,015
UniCredito Italiano SpA	97,200	808,942
Wachovia Corp.	56,869	2,162,728
Wells Fargo & Co.	101,096	3,052,088
Commercial Banks Total		16,411,111
Consumer Finance – 0.3%
American Express Co.	36,200	1,883,124
Consumer Finance Total		1,883,124
Diversified Financial Services – 1.6%
Citigroup, Inc.	83,139	2,447,612
CME Group, Inc. (b)	3,500	2,401,000
JPMorgan Chase & Co.	94,728	4,134,877
Diversified Financial Services Total		8,983,489
Insurance – 2.7%
ACE Ltd. (b)	47,400	2,928,372
Ambac Financial Group, Inc. (b)	41,097	1,059,070
American International Group, Inc.	40,777	2,377,299
Aon Corp.	25,400	1,211,326
Assurant, Inc. (b)	13,500	903,150
AXA SA	15,675	624,121
Genworth Financial, Inc., Class A	30,300	771,135
Hartford Financial Services Group, Inc.	15,010	1,308,722
Loews Corp.	37,100	1,867,614
Prudential Financial, Inc. (b)	15,600	1,451,424
Prudential PLC	72,700	1,021,898
Insurance Total		15,524,131
Real Estate Investment Trusts (REITs) – 0.6%
General Growth Properties, Inc.	25,600	1,054,208
Plum Creek Timber Co., Inc. (b)	30,300	1,395,012
Rayonier, Inc. (b)	15,400	727,496
Real Estate Investment Trusts (REITs) Total		3,176,716
Real Estate Management & Development – 0.2%
Mitsubishi Estate Co., Ltd.	39,000	934,865
Real Estate Management & Development Total		934,865
Thrifts & Mortgage Finance – 0.6%
Fannie Mae	21,100	843,578
Federal Home Loan Mortgage Corp.	19,900	677,993

4

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – (continued)
Housing Development Finance Corp., Ltd.	28,200	2,023,377
Thrifts & Mortgage Finance Total		3,544,948
FINANCIALS TOTAL		56,419,213
HEALTH CARE – 7.5%
Biotechnology – 0.8%
BioMarin Pharmaceuticals, Inc. (a)(b)	33,900	1,200,060
Genentech, Inc. (a)	13,900	932,273
Genzyme Corp. (a)	14,400	1,071,936
Gilead Sciences, Inc. (a)	27,500	1,265,275
Biotechnology Total		4,469,544
Health Care Equipment & Supplies – 0.8%
Baxter International, Inc.	32,900	1,909,845
Covidien Ltd.	31,200	1,381,848
Hologic, Inc. (a)	18,307	1,256,592
Health Care Equipment & Supplies Total		4,548,285
Health Care Providers & Services – 1.6%
CIGNA Corp.	54,597	2,933,497
Coventry Health Care, Inc. (a)	18,600	1,102,050
Express Scripts, Inc. (a)	16,100	1,175,300
McKesson Corp.	44,400	2,908,644
Medco Health Solutions, Inc. (a)	8,400	851,760
Health Care Providers & Services Total		8,971,251
Life Sciences Tools & Services – 1.0%
Qiagen N.V. (a)	63,500	1,363,756
Thermo Fisher Scientific, Inc. (a)(b)	45,280	2,611,751
Waters Corp. (a)	18,000	1,423,260
Life Sciences Tools & Services Total		5,398,767
Pharmaceuticals – 3.3%
Abbott Laboratories	21,800	1,224,070
Allergan, Inc.	16,000	1,027,840
Bristol-Myers Squibb Co.	52,700	1,397,604
Johnson & Johnson	47,900	3,194,930
Merck & Co., Inc.	99,400	5,776,134
Novartis AG, Registered Shares	17,500	953,369
Novo-Nordisk A/S, Class B	22,206	1,449,543
Sanofi-Aventis	11,200	1,023,685
Schering-Plough Corp.	71,500	1,904,760

5

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Shire PLC, ADR (b)	10,900	751,555
Pharmaceuticals Total		18,703,490
HEALTH CARE TOTAL		42,091,337
INDUSTRIALS – 7.8%
Aerospace & Defense – 2.6%
Boeing Co.	11,400	997,044
Goodrich Corp.	44,400	3,135,084
Honeywell International, Inc.	27,600	1,699,332
L-3 Communications Holdings, Inc.	13,050	1,382,517
Raytheon Co.	22,000	1,335,400
Rolls-Royce Group PLC (a)	77,300	835,515
Rolls-Royce Group PLC, Class B	3,122,920	6,217
United Technologies Corp.	65,916	5,045,211
Aerospace & Defense Total		14,436,320
Construction & Engineering – 0.5%
FLSmidth & Co. A/S	17,600	1,783,566
Quanta Services, Inc. (a)(b)	38,900	1,020,736
Construction & Engineering Total		2,804,302
Electrical Equipment – 1.7%
ABB Ltd., ADR	30,984	892,339
Bharat Heavy Electricals Ltd.	14,600	950,664
Dongfang Electrical Machinery Co., Ltd., Class H	242,000	2,015,432
First Solar, Inc. (a)(b)	4,995	1,334,364
Suntech Power Holdings Co., Ltd., ADR (a)	13,100	1,078,392
Vestas Wind Systems A/S (a)	28,660	3,063,798
Electrical Equipment Total		9,334,989
Industrial Conglomerates – 1.7%
General Electric Co.	175,040	6,488,733
McDermott International, Inc. (a)	23,100	1,363,593
Siemens AG, Registered Shares	12,100	1,899,570
Industrial Conglomerates Total		9,751,896
Machinery – 0.7%
Caterpillar, Inc. (b)	19,300	1,400,408
Eaton Corp.	11,900	1,153,705
Jain Irrigation Systems Ltd.	40,000	644,253

6

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
Mitsubishi Heavy Industries, Ltd.	244,000	1,044,192
Machinery Total		4,242,558
Road & Rail – 0.4%
East Japan Railway Co.	104	854,011
Union Pacific Corp.	10,000	1,256,200
Road & Rail Total		2,110,211
Trading Companies & Distributors – 0.2%
Mitsui & Co. Ltd.	63,000	1,336,611
Trading Companies & Distributors Total		1,336,611
INDUSTRIALS TOTAL		44,016,887
INFORMATION TECHNOLOGY – 10.8%
Communications Equipment – 1.9%
Ciena Corp. (a)(b)	20,900	712,899
Cisco Systems, Inc. (a)	128,735	3,484,856
Corning, Inc.	75,900	1,820,841
Nokia Oyj	40,200	1,547,879
Nokia Oyj, ADR	31,600	1,213,124
QUALCOMM, Inc.	39,000	1,534,650
Riverbed Technology, Inc. (a)(b)	15,300	409,122
Communications Equipment Total		10,723,371
Computers & Peripherals – 2.6%
Apple, Inc. (a)	21,700	4,298,336
EMC Corp.	162,400	3,009,272
Hewlett-Packard Co.	112,600	5,684,048
International Business Machines Corp.	15,800	1,707,980
Computers & Peripherals Total		14,699,636
Electronic Equipment & Instruments – 0.4%
Agilent Technologies, Inc. (a)	36,300	1,333,662
AU Optronics Corp., ADR	53,546	1,028,083
Electronic Equipment & Instruments Total		2,361,745
Internet Software & Services – 1.3%
Akamai Technologies, Inc. (a)(b)	32,300	1,117,580
eBay, Inc. (a)	58,000	1,925,020
Google, Inc., Class A (a)	5,716	3,952,500
Internet Software & Services Total		6,995,100
IT Services – 0.2%
DST Systems, Inc. (a)(b)	8,900	734,695

7

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – (continued)
Metavante Technologies, Inc. (a)(b)	10,826	252,470
IT Services Total		987,165
Semiconductors & Semiconductor Equipment – 1.5%
Intel Corp.	175,400	4,676,164
Intersil Corp., Class A	32,900	805,392
Microchip Technology, Inc. (b)	13,000	408,460
NVIDIA Corp. (a)	43,100	1,466,262
Texas Instruments, Inc.	30,500	1,018,700
Semiconductors & Semiconductor Equipment Total		8,374,978
Software – 2.9%
Adobe Systems, Inc. (a)	42,300	1,807,479
BMC Software, Inc. (a)	20,000	712,800
Electronic Arts, Inc. (a)(b)	42,800	2,499,948
Microsoft Corp.	159,475	5,677,310
Nintendo Co., Ltd.	3,700	2,246,446
Oracle Corp. (a)	78,600	1,774,788
Salesforce.com, Inc. (a)(b)	11,700	733,473
The9 Ltd., ADR (a)	19,600	417,872
Vmware, Inc., Class A (a)(b)	8,029	682,385
Software Total		16,552,501
INFORMATION TECHNOLOGY TOTAL		60,694,496
MATERIALS – 2.5%
Chemicals – 1.5%
Linde AG	13,000	1,712,176
Monsanto Co.	20,964	2,341,469
Praxair, Inc.	14,200	1,259,682
Sumitomo Chemical Co., Ltd.	236,000	2,098,856
Umicore	5,000	1,233,110
Chemicals Total		8,645,293
Metals & Mining – 0.7%
Alcoa, Inc.	42,100	1,538,755
Freeport-McMoRan Copper & Gold, Inc.	17,000	1,741,480

8

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
Nucor Corp. (b)	11,700	692,874
Metals & Mining Total		3,973,109
Paper & Forest Products – 0.3%
Weyerhaeuser Co.	21,200	1,563,288
Paper & Forest Products Total		1,563,288
MATERIALS TOTAL		14,181,690
TELECOMMUNICATION SERVICES – 2.4%
Diversified Telecommunication Services – 1.7%
AT&T, Inc.	145,115	6,030,979
Deutsche Telekom AG, Registered Shares	48,875	1,068,963
Time Warner Telecom, Inc., Class A (a)(b)	41,026	832,418
Verizon Communications, Inc.	37,302	1,629,724
Diversified Telecommunication Services Total		9,562,084
Wireless Telecommunication Services – 0.7%
American Tower Corp., Class A (a)	30,400	1,295,040
NII Holdings, Inc. (a)	15,900	768,288
Vodafone Group PLC	452,601	1,686,850
Wireless Telecommunication Services Total		3,750,178
TELECOMMUNICATION SERVICES TOTAL		13,312,262
UTILITIES – 2.7%
Electric Utilities – 1.5%
Entergy Corp.	19,778	2,363,866
Exelon Corp.	16,900	1,379,716
Fortum Oyj	53,100	2,377,043
FPL Group, Inc.	25,400	1,721,612
PPL Corp.	14,500	755,305
Electric Utilities Total		8,597,542
Independent Power Producers & Energy Traders – 0.2%
Mirant Corp. (a)	27,500	1,071,950
Independent Power Producers & Energy Traders Total		1,071,950
Multi-Utilities – 0.9%
PG&E Corp. (b)	24,548	1,057,773
Public Service Enterprise Group, Inc.	17,373	1,706,724

9

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-Utilities – (continued)
Suez SA	32,500	2,203,018
Multi-Utilities Total		4,967,515
Water Utilities – 0.1%
Epure International Ltd. (a)	559,000	809,207
Water Utilities Total		809,207
UTILITIES TOTAL		15,446,214

Total Common Stocks (cost of $288,301,609)		347,642,605

	Par ($)
Mortgage-Backed Securities – 12.6%
Federal Home Loan Mortgage Corp.
5.000% 06/01/37	3,162,772	3,086,069
5.500% 01/01/21	1,583,422	1,602,972
5.500% 07/01/21	3,599,208	3,643,268
5.500% 12/01/37	2,677,000	2,671,474
6.000% 02/01/09	168,898	170,004
6.500% 07/01/14	37,720	39,103
6.500% 12/01/14	40,057	41,526
6.500% 06/01/29	42,974	44,533
6.500% 01/01/30	82,102	85,081
6.500% 08/01/36	1,968,943	2,024,308
6.500% 11/01/37	1,733,677	1,782,108
7.000% 11/01/29	45,607	47,944
7.000% 01/01/30	14,806	15,565
8.000% 07/01/20	28,159	29,683
Federal National Mortgage Association
5.000% 05/01/37	4,851,906	4,734,771
5.000% 06/01/37	5,878,147	5,735,591
5.000% 07/01/37	2,002,560	1,953,994
5.500% 04/01/36	1,643,175	1,641,400
5.500% 05/01/36	3,012,207	3,008,952
5.500% 11/01/36	6,725,424	6,718,157
5.500% 05/01/37	956,785	955,707
6.000% 11/01/35	398,792	405,194
6.000% 09/01/36	3,569,730	3,625,752
6.000% 11/01/36	7,797,634	7,920,007
6.000% 07/01/37	2,951,771	2,997,697
6.000% 08/01/37	2,959,440	3,005,486
6.500% 05/01/08	619	622

10

	Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
6.500% 07/01/08	916	921
6.500% 08/01/08	6,596	6,633
6.500% 09/01/08	7,045	7,085
6.500% 10/01/08	14,870	14,955
6.500% 11/01/08	59,861	60,151
6.500% 12/01/08	6,921	6,961
6.500% 01/01/09	8,518	8,567
6.500% 02/01/09	171,802	173,148
6.500% 04/01/09	270,384	274,094
6.500% 04/01/11	189,056	194,670
6.500% 05/01/11	659,159	678,735
6.500% 11/01/25	4	4
6.500% 08/01/34	448,314	462,072
6.500% 12/01/35	160,308	164,984
6.500% 04/01/36	2,064,074	2,121,956
6.500% 10/01/36	2,737,260	2,814,020
6.500% 12/01/36	828,892	852,137
6.500% 03/01/37	665,475	684,066
6.500% 06/01/37	2,155,267	2,215,475
6.500% 11/01/37	1,114,422	1,145,554
7.000% 08/15/23	164,177	174,299
7.000% 07/01/32	50,000	52,639
7.000% 01/01/37	103,041	107,188
7.000% 07/01/37	694,389	722,335

Total Mortgage-Backed Securities (cost of $69,446,103)		70,929,617
Corporate Fixed-Income Bonds & Notes – 7.7%
BASIC MATERIALS – 0.2%
Forest Products & Paper – 0.1%
Weyerhaeuser Co.
7.375% 03/15/32	550,000	551,950
Forest Products & Paper Total		551,950
Metals & Mining – 0.1%
Vale Overseas Ltd.
6.875% 11/21/36	525,000	531,096
Metals & Mining Total		531,096
BASIC MATERIALS TOTAL		1,083,046
COMMUNICATIONS – 1.2%
Media – 0.5%
Jones Intercable, Inc.
7.625% 04/15/08	1,125,000	1,131,640

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
News America, Inc.
	6.550% 03/15/33	670,000	669,262
Time Warner Cable, Inc.
	6.550% 05/01/37	725,000	740,004
Viacom, Inc.
	6.125% 10/05/17	225,000	224,990
Media Total			2,765,896
Telecommunication Services – 0.7%
AT&T, Inc.
	5.100% 09/15/14	715,000	707,603
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	475,000	615,592
Sprint Capital Corp.
	6.875% 11/15/28	600,000	569,018
Telecom Italia Capital SA
	7.200% 07/18/36	555,000	611,923
Telefonica Emisones SAU
	5.984% 06/20/11	825,000	848,668
Vodafone Group PLC
	5.000% 12/16/13	600,000	589,879
Telecommunication Services Total			3,942,683
COMMUNICATIONS TOTAL			6,708,579
CONSUMER CYCLICAL – 0.6%
Lodging – 0.2%
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	600,000	438,000
Marriott International, Inc.
	5.625% 02/15/13	400,000	399,412
Lodging Total			837,412
Retail – 0.4%
CVS Caremark Corp.
	5.750% 06/01/17	575,000	578,701
Home Depot, Inc.
	5.875% 12/16/36	455,000	383,975
Macy’s Retail Holdings, Inc.
	5.900% 12/01/16	600,000	565,077
Wal-Mart Stores, Inc.

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL– (continued)
Retail – (continued)
	4.125% 07/01/10	900,000	902,852
Retail Total			2,430,605
CONSUMER CYCLICAL TOTAL			3,268,017
CONSUMER NON-CYCLICAL – 0.7%
Beverages – 0.1%
Diageo Capital PLC
	3.375% 03/20/08	650,000	648,770
Beverages Total			648,770
Food – 0.3%
ConAgra Foods, Inc.
	6.750% 09/15/11	517,000	543,629
Kraft Foods, Inc.
	6.500% 08/11/17	660,000	682,800
Kroger Co.
	6.200% 06/15/12	500,000	521,016
Food Total			1,747,445
Healthcare Services – 0.1%
UnitedHealth Group, Inc.
	5.250% 03/15/11	575,000	581,433
Healthcare Services Total			581,433
Household Products/Wares – 0.1%
Fortune Brands, Inc.
	5.375% 01/15/16	500,000	476,326
Household Products/Wares Total			476,326
Pharmaceuticals – 0.1%
Wyeth
	5.500% 02/01/14	580,000	589,086
Pharmaceuticals Total			589,086
CONSUMER NON-CYCLICAL TOTAL			4,043,060
ENERGY – 0.7%
Oil & Gas – 0.5%
Canadian Natural Resources Ltd.
	5.700% 05/15/17	750,000	745,434
Nexen, Inc.
	5.875% 03/10/35	625,000	588,881
Talisman Energy, Inc.
	6.250% 02/01/38	660,000	643,209
Valero Energy Corp.

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
	6.875% 04/15/12	650,000	693,585
Oil & Gas Total			2,671,109
Pipelines – 0.2%
Energy Transfer Partners LP
	6.625% 10/15/36	475,000	455,262
TransCanada Pipelines Ltd.
	6.350% 05/15/67(d)	640,000	599,859
Pipelines Total			1,055,121
ENERGY TOTAL			3,726,230
FINANCIALS – 3.2%
Banks – 1.2%
Capital One Financial Corp.
	5.500% 06/01/15	875,000	807,074
HSBC Capital Funding LP
	9.547% 12/31/49(d)(e)(f)	1,150,000	1,256,931
Marshall & Ilsley Corp.
	4.375% 08/01/09	630,000	623,895
PNC Funding Corp.
	5.625% 02/01/17	640,000	622,883
SunTrust Preferred Capital I
	5.853% 12/15/11(d)	560,000	494,200
USB Capital IX
	6.189% 04/15/49(d)	1,000,000	905,013
Wachovia Corp.
	4.875% 02/15/14	1,150,000	1,104,298
Wells Fargo & Co.
	5.125% 09/01/12	824,000	831,429
Banks Total			6,645,723
Diversified Financial Services – 1.5%
AGFC Capital Trust I
	6.000% 01/15/67(d)(e)	725,000	657,469
American Express Centurion Bank
	5.200% 11/26/10	300,000	303,961
CIT Group, Inc.
	6.100% 03/15/67(d)	275,000	199,677
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19(e)(f)	1,360,000	1,564,694
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	1,050,000	1,063,301

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
General Electric Capital Corp.
	5.000% 01/08/16	105,000	104,551
Goldman Sachs Group, Inc.
	6.345% 02/15/34	1,000,000	903,120
JPMorgan Chase Capital XVIII
	6.950% 08/17/36	1,000,000	949,852
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11	750,000	755,609
Merrill Lynch & Co., Inc.
	6.050% 08/15/12	725,000	738,916
Morgan Stanley
	6.750% 04/15/11	900,000	943,328
SLM Corp.
	5.375% 05/15/14	700,000	622,351
Diversified Financial Services Total			8,806,829
Insurance – 0.3%
American International Group, Inc.
	2.875% 05/15/08	1,000,000	989,880
Metlife, Inc.
	6.400% 12/15/36	600,000	549,895
Insurance Total			1,539,775
Real Estate Investment Trusts (REITs) – 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12	500,000	508,913
Simon Property Group LP
	5.750% 12/01/15	760,000	738,153
Real Estate Investment Trusts (REITs) Total			1,247,066
FINANCIALS TOTAL			18,239,393
INDUSTRIALS – 0.3%
Aerospace & Defense – 0.1%
United Technologies Corp.
	5.375% 12/15/17	400,000	403,490
Aerospace & Defense Total			403,490
Machinery – 0.1%
Caterpillar Financial Services Corp.
	4.300% 06/01/10	625,000	622,743
Machinery Total			622,743
Transportation – 0.1%
Burlington Northern Santa Fe Corp.

15

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
	6.200% 08/15/36	515,000	500,858
Transportation Total			500,858
INDUSTRIALS TOTAL			1,527,091
UTILITIES – 0.8%
Electric – 0.6%
Commonwealth Edison Co.
	5.950% 08/15/16	800,000	811,558
Indiana Michigan Power Co.
	5.650% 12/01/15	723,000	712,379
Pacific Gas & Electric Co.
	5.800% 03/01/37	510,000	491,774
Progress Energy, Inc.
	7.750% 03/01/31	675,000	796,845
Southern California Edison Co.
	5.000% 01/15/14	800,000	792,445
Electric Total			3,605,001
Gas – 0.2%
Atmos Energy Corp.
	6.350% 06/15/17	580,000	588,857
Sempra Energy
	4.750% 05/15/09	550,000	549,144
Gas Total			1,138,001
UTILITIES TOTAL			4,743,002

	Total Corporate Fixed-Income Bonds & Notes (cost of $44,262,180)		43,338,418
Government & Agency Obligations – 5.7%
FOREIGN GOVERNMENT OBLIGATIONS – 0.4%
Province of Quebec
	5.000% 07/17/09	1,300,000	1,320,111
United Mexican States
	7.500% 04/08/33	875,000	1,043,438
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			2,363,549
U.S. GOVERNMENT AGENCIES – 2.6%
Federal Home Loan Bank
	5.500% 08/13/14	3,500,000	3,772,412
Federal Home Loan Mortgage Corp.

16

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
	5.500% 08/23/17	2,700,000	2,897,027
	6.625% 09/15/09	1,950,000	2,046,613
Federal National Mortgage Association
	5.250% 08/01/12	5,805,000	6,034,233
U.S. GOVERNMENT AGENCIES TOTAL			14,750,285
U.S. GOVERNMENT OBLIGATIONS – 2.7%
U.S. Treasury Bonds
	5.375% 02/15/31	8,246,000	9,290,282
	7.250% 05/15/16	2,355,000	2,895,915
U.S. Treasury Inflation Indexed Bonds
	3.500% 01/15/11	1,800,585	1,936,473
U.S. Treasury Notes
	3.875% 02/15/13	850,000	867,000
U.S. GOVERNMENT OBLIGATIONS TOTAL			14,989,670

	Total Government & Agency Obligations (cost of $30,520,721)		32,103,504
Collateralized Mortgage Obligations – 4.0%
AGENCY – 1.1%
Federal Home Loan Mortgage Corp.
	5.000% 12/15/15	434,902	434,735
	6.000% 02/15/28	3,016,907	3,065,408
	4.500% 08/15/28	380,000	376,014
Federal National Mortgage Association
	5.000% 12/25/15	2,648,823	2,649,774
AGENCY TOTAL			6,525,931
NON – AGENCY – 2.9%
Bear Stearns Adjustable Rate Mortgage Trust
	5.482% 02/25/47(d)	1,413,783	1,420,192
Countrywide Alternative Loan Trust
	5.250% 03/25/35	1,910,579	1,857,583
	5.250% 08/25/35	502,570	499,431
	5.500% 10/25/35	1,399,687	1,375,255
JPMorgan Mortgage Trust
	6.047% 10/25/36(d)	2,904,283	2,911,932
Lehman Mortgage Trust
	6.500% 01/25/38	2,019,566	2,043,549

17

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON – AGENCY – (continued)
Residential Asset Securitization Trust
	4.500% 08/25/34	1,908,571	1,863,071
Washington Mutual Alternative Mortgage Pass-Through Certificates
	5.500% 07/25/35	722,445	721,209
Washington Mutual Mortgage Pass-Through Certificates
	5.717% 02/25/37(d)	3,494,639	3,483,315
NON - AGENCY TOTAL			16,175,537

	Total Collateralized Mortgage Obligations (cost of $22,919,240)		22,701,468
Commercial Mortgage-Backed Securities – 3.6%
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.366% 12/11/49(d)	1,010,000	974,536
CS First Boston Mortgage Securities Corp.
	4.577% 04/15/37	2,769,000	2,740,109
First Union - Chase Commercial Mortgage
	6.645% 06/15/31	1,917,610	1,944,891
First Union National Bank Commercial Mortgage Trust
	6.141% 02/12/34	5,000,000	5,244,530
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.447% 06/12/47	1,023,000	1,018,982
	4.780% 07/15/42	630,000	592,873
	5.525% 04/15/43(d)	2,902,000	2,875,935
LB-UBS Commercial Mortgage Trust
	6.510% 12/15/26	4,000,000	4,181,514
Wachovia Bank Commercial Mortgage Trust
	3.989% 06/15/35	830,000	794,426

	Total Commercial Mortgage-Backed Securities (cost of $20,607,137)		20,367,796
Asset-Backed Securities – 0.6%
Citicorp Residential Mortgage Securities, Inc.
	6.080% 06/25/37	1,050,000	983,467
Consumer Funding LLC
	5.430% 04/20/15	1,820,000	1,858,127

18

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Green Tree Financial Corp.
	6.870% 01/15/29	382,592	402,952
Origen Manufactured Housing
	3.380% 08/15/17	276,339	275,256

	Total Asset-Backed Securities (cost of $3,607,633)		3,519,802
Convertible Bonds – 0.3%
Communications Equipment – 0.3%
Media
Liberty Media Corp.
	0.750% 03/30/23	1,351,000	1,406,729
Communications Equipment Total			1,406,729
COMMUNICATIONS EQUIPMENT TOTAL			1,406,729

	Total Convertible Bonds (cost of $1,478,892)		1,406,729

		Shares
Preferred Stocks – 0.2%
FINANCIALS – 0.2%
Insurance – 0.2%
	Unipol Gruppo Finanziario SpA	408,000	1,284,430
Insurance Total			1,284,430
FINANCIALS TOTAL			1,284,430

	Total Preferred Stocks (cost of $1,411,030)		1,284,430
Convertible Preferred Stock – 0.1%
HEALTH CARE – 0.1%
Pharmaceuticals – 0.1%
	Schering-Plough Corp., 6.000%	2,700	655,587
Pharmaceuticals Total			655,587
HEALTH CARE TOTAL			655,587

	Total Convertible Preferred Stock (cost of $716,013)		655,587
Securities Lending Collateral – 5.6%
	State Street Navigator Securities Lending Prime Portfolio (g) (7 day yield of 4.817%)	31,392,674	31,392,674

	Total Securities Lending Collateral (cost of $31,392,674)		31,392,674

19

		Par ($)	Value
Short-Term Obligations – 3.5%
U.S. GOVERNMENT OBLIGATION – 0.1%
United States Treasury Bill
	2.840% 03/20/08	800,000	795,014

	U.S. Government Obligation Total		795,014
REPURCHASE AGREEMENT – 3.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/07, due 01/02/08, at 2.960%, collateralized by U.S. Government Agency Obligations with various maturities to 10/18/21, market value $19,419,938 (repurchase proceeds $19,026,128)	19,023,000	19,023,000

	Total Short-Term Obligations (cost of $19,818,014)		19,818,014

20

Total Investments – 105.6% (cost of $534,481,246)(h)(i)	$595,160,644

Other Assets & Liabilities, Net – (5.6)%	(31,440,936)

Net Assets – 100.0%	$563,719,708

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at December 31, 2007. The total market value of securities on loan at December 31, 2007 is $30,617,830.

(c)	All or a portion of this security is pledged as collateral for written options contracts.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2007.

21

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities, which are not illiquid, amounted to $3,479,094, which represents 0.6% of net assets.

(f)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from such registration. At December 31, 2007 these securities amounted to $2,821,625, which represents 0.5% of net assets.

	Acquisition		Acuisition	Market
Security	Date	Par	Cost	Value
Citicorp Lease Pass-Through Trust 8.040% 12/15/19	01/06/2000 - 04/12/2001	$1,360,000	$913,520	$1,564,694
HSBC Capital Funding LP 9.547% 12/31/49	01/02/2003	1,150,000	1,446,991	1,256,931
				$2,821,625

(g)	Investment made with cash collateral received from securities lending activity.

(h)	Cost for federal income tax purposes is $534,690,003.

(i)	Unrealized appreciation and depreciation at December 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$74,217,990	$(13,747,349)	$60,470,641

For the three months ended December 31, 2007, transactions in  written options contracts were as follows:

	Number of contracts	Premium amount
Options outstanding at September 30, 2007	198	$35,802
Options written	100	43,756
Options terminated in closing purchase transactions	(110)	(44,897)
Options exercised	(73)	(16,191)
Options expired	(101)	(13,155)
Options outstanding at December 31, 2007	14	$5,315

At December 31, 2007, the Fund held the following written call options contracts:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Hess Corp.	105.0	14	01/19/08	$5,315	$3,780
Total written call options (proceeds $5,315)					$3,780

Acronym	Name

ADR	American Depositary Receipt

22

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia Small Cap Core Fund

	Shares	Value ($)*
Common Stocks – 98.3%
CONSUMER DISCRETIONARY – 13.1%
Auto Components – 1.5%
ArvinMeritor, Inc.	175,800	2,062,134
Cooper Tire & Rubber Co.	278,720	4,621,178
Dorman Products, Inc. (a)	430,921	6,157,861
Hawk Corp., Class A (a)	101,223	1,824,038
Auto Components Total		14,665,211
Automobiles – 0.0%
Winnebago Industries, Inc.	6,540	137,471
Automobiles Total		137,471
Diversified Consumer Services – 1.2%
CPI Corp.	12,610	296,966
DeVry, Inc.	11,990	623,000
Nobel Learning Communities, Inc. (a)	201,500	2,889,510
Pre-Paid Legal Services, Inc. (a)	7,130	394,645
Regis Corp.	292,000	8,164,320
Sotheby’s	6,540	249,174
Diversified Consumer Services Total		12,617,615
Hotels, Restaurants & Leisure – 1.8%
Buffalo Wild Wings, Inc. (a)	10,873	252,471
CEC Entertainment, Inc. (a)	218,880	5,682,125
Monarch Casino & Resort, Inc. (a)	12,740	306,779
Morgans Hotel Group Co. (a)	160,000	3,084,800
O’Charleys, Inc.	419,305	6,281,189
Ruby Tuesday, Inc.	137,450	1,340,137
Steak n Shake Co. (a)	131,650	1,434,985
Hotels, Restaurants & Leisure Total		18,382,486
Household Durables – 0.4%
American Greetings Corp., Class A	17,770	360,731
Blyth Industries, Inc.	13,940	305,844
Jarden Corp. (a)	101,125	2,387,561
Tempur-Pedic International, Inc.	15,930	413,702
Tupperware Brands Corp.	14,920	492,808
Household Durables Total		3,960,646
Internet & Catalog Retail – 0.3%
NetFlix, Inc. (a)	13,460	358,305
Systemax, Inc.	13,950	283,464
Valuevision Media, Inc., Class A (a)	356,250	2,240,813
Internet & Catalog Retail Total		2,882,582

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Leisure Equipment & Products – 1.7%
Arctic Cat, Inc.	24,655	294,381
Callaway Golf Co.	267,000	4,653,810
JAKKS Pacific, Inc. (a)	6,420	151,576
Polaris Industries, Inc.	8,560	408,911
RC2 Corp. (a)	237,900	6,677,853
Steinway Musical Instruments, Inc.	179,400	4,946,058
Sturm Ruger & Co., Inc. (a)	35,410	293,195
Leisure Equipment & Products Total		17,425,784
Media – 0.8%
Marvel Entertainment, Inc. (a)	15,070	402,520
Nexstar Broadcasting Group, Inc. (a)	36,140	330,320
Regent Communications, Inc. (a)	816,698	1,257,715
Scholastic Corp. (a)	117,600	4,103,064
Sinclair Broadcast Group, Inc., Class A	187,850	1,542,248
Media Total		7,635,867
Specialty Retail – 3.5%
Aaron Rents, Inc.	14,970	288,023
Aeropostale, Inc. (a)	17,315	458,847
Buckle, Inc.	183,665	6,060,945
Collective Brands, Inc. (a)	335,100	5,827,389
HOT Topic, Inc. (a)	241,100	1,403,202
Lithia Motors, Inc., Class A	309,100	4,243,943
Men’s Wearhouse, Inc.	9,460	255,231
Monro Muffler Brake, Inc.	288,469	5,622,261
Rent-A-Center, Inc. (a)	359,450	5,219,214
Stage Stores, Inc.	390,975	5,786,430
Specialty Retail Total		35,165,485
Textiles, Apparel & Luxury Goods – 1.9%
Deckers Outdoor Co. (a)	1,732	268,564
Quiksilver, Inc. (a)	331,400	2,843,412
Rocky Brands, Inc. (a)	130,150	797,819
Unifirst Corp. (b)	384,213	14,600,094

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
Wolverine World Wide, Inc.	15,890	389,623
Textiles, Apparel & Luxury Goods Total		18,899,512
CONSUMER DISCRETIONARY TOTAL		131,772,659
CONSUMER STAPLES – 2.0%
Beverages – 0.1%
MGP Ingredients, Inc.	132,500	1,248,150
Beverages Total		1,248,150
Food & Staples Retailing – 0.8%
Casey’s General Stores, Inc.	175,820	5,206,030
Pantry, Inc. (a)	91,100	2,380,443
Winn-Dixie Stores, Inc. (a)	19,250	324,748
Food & Staples Retailing Total		7,911,221
Food Products – 0.8%
Cal-Maine Foods, Inc.	18,418	488,629
Corn Products International, Inc.	180,250	6,624,187
Flowers Foods, Inc.	22,160	518,766
Lancaster Colony Corp.	5,990	237,803
Food Products Total		7,869,385
Household Products – 0.3%
Central Garden & Pet Co. (a)	146,400	843,264
Central Garden & Pet Co. (a)	292,800	1,569,408
Household Products Total		2,412,672
Personal Products – 0.0%
USANA Health Sciences, Inc. (a)	7,710	285,887
Personal Products Total		285,887
CONSUMER STAPLES TOTAL		19,727,315
ENERGY – 3.8%
Energy Equipment & Services – 2.2%
Gulfmark Offshore, Inc. (a)	144,042	6,739,725
Newpark Resources, Inc. (a)	582,210	3,173,044
Oceaneering International, Inc. (a)	69,400	4,674,090
Oil States International, Inc. (a)	9,330	318,340
Superior Well Services, Inc. (a)	123,918	2,629,540
Tetra Technologies, Inc. (a)	317,100	4,937,247
Energy Equipment & Services Total		22,471,986
Oil, Gas & Consumable Fuels – 1.6%
Alon USA Energy, Inc.	5,010	136,172
Alpha Natural Resources, Inc. (a)	21,450	696,696
Atlas America, Inc.	7,630	451,543

3

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Bill Barrett Corp. (a)	10,110	423,306
Delek US Holdings, Inc.	13,410	271,284
Energy Partners Ltd. (a)	24,670	291,353
GeoMet, Inc. (a)	137,700	716,040
Knightsbridge Tankers Ltd.	8,640	208,656
Kodiak Oil & Gas Corp. (a)	180,000	396,000
Mariner Energy, Inc. (a)	19,420	444,330
Penn Virginia Corp.	9,850	429,755
Petroquest Energy, Inc. (a)	182,340	2,607,462
Warren Resources, Inc. (a)	89,300	1,261,809
Whiting Petroleum Corp. (a)	126,400	7,288,224
Oil, Gas & Consumable Fuels Total		15,622,630
ENERGY TOTAL		38,094,616
FINANCIALS – 11.0%
Capital Markets – 0.6%
GAMCO Investors, Inc., Class A	7,984	552,493
GFI Group, Inc. (a)	7,363	704,786
Waddell & Reed Financial, Inc., Class A	135,740	4,898,857
Capital Markets Total		6,156,136
Commercial Banks – 1.9%
Abington Bancorp, Inc.	214,800	2,019,120
Banco Latinoamericano de Exportaciones SA, Class E	18,000	293,580
Cathay General Bancorp	5,460	144,635
Chittenden Corp.	7,000	249,340
NBT Bancorp, Inc.	10,570	241,207
Oriental Financial Group	449,790	6,031,684
Pacific Capital Bancorp	16,220	326,509
SVB Financial Group (a)	8,330	419,832
Taylor Capital Group, Inc.	237,457	4,844,123
UMB Financial Corp.	94,030	3,606,991
Westamerica Bancorporation	9,210	410,306
Commercial Banks Total		18,587,327
Consumer Finance – 0.2%
Advanta Corp., Class B	11,837	95,525
QC Holdings, Inc.	215,102	2,419,897
Consumer Finance Total		2,515,422

4

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 0.1%
Asta Funding, Inc.	4,130	109,197
Financial Federal Corp.	8,875	197,824
Portfolio Recovery Associates, Inc.	6,920	274,516
Diversified Financial Services Total		581,537
Insurance – 3.7%
Amerisafe, Inc. (a)	19,726	305,950
Aspen Insurance Holdings Ltd.	17,419	502,364
Darwin Professional Underwriters, Inc. (a)	132,720	3,207,842
First Mercury Financial Corp. (a)	208,725	5,092,890
Hilb Rogal & Hobbs Co.	62,050	2,517,369
Horace Mann Educators Corp.	189,050	3,580,607
Max Capital Group Ltd.	13,640	381,784
Midland Co.	79,965	5,172,936
National Interstate Corp.	64,912	2,148,587
Navigators Group, Inc. (a)	40,164	2,610,660
NYMAGIC, Inc.	119,641	2,767,296
Phoenix Companies, Inc.	154,500	1,833,915
Platinum Underwriters Holdings Ltd.	12,331	438,490
RAM Holdings Ltd. (a)	305,900	1,511,146
RLI Corp.	7,180	407,752
State Auto Financial Corp.	173,925	4,574,228
Insurance Total		37,053,816
Real Estate Investment Trusts (REITs) – 3.2%
Acadia Realty Trust	176,050	4,508,640
American Campus Communities, Inc.	118,900	3,192,465
Ashford Hospitality Trust, Inc.	417,567	3,002,307
DiamondRock Hospitality Co.	314,360	4,709,113
Digital Realty Trust, Inc.	11,280	432,814
FelCor Lodging Trust, Inc.	18,534	288,945
First Potomac Realty Trust	291,200	5,034,848
Gladstone Commercial Corp.	9,505	166,718
Gramercy Capital Corp.	255,048	6,200,217
Lexington Realty Trust	20,440	297,198
National Health Investors, Inc.	9,420	262,818
National Retail Properties, Inc.	16,920	395,590
Nationwide Health Properties, Inc.	18,090	567,483
Pennsylvania Real Estate Investment Trust	10,230	303,626
Potlatch Corp.	9,594	426,357
Saul Centers, Inc.	3,510	187,539

5

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Strategic Hotels & Resorts, Inc.	19,750	330,418
Sunstone Hotel Investors, Inc.	91,510	1,673,718
Tanger Factory Outlet Centers, Inc.	4,120	155,365
Real Estate Investment Trusts (REITs) Total		32,136,179
Real Estate Management & Development – 0.0%
Thomas Properties Group, Inc.	17,430	187,895
Real Estate Management & Development Total		187,895
Thrifts & Mortgage Finance – 1.3%
Dime Community Bancshares	246,750	3,150,997
Encore Bancshares, Inc. (a)	26,740	534,533
First Niagara Financial Group, Inc.	145,400	1,750,616
Flagstar BanCorp, Inc.	200,900	1,400,273
Jefferson Bancshares, Inc.	266,400	2,690,640
NewAlliance Bancshares, Inc.	345,200	3,976,704
Thrifts & Mortgage Finance Total		13,503,763
FINANCIALS TOTAL		110,722,075
HEALTH CARE – 17.8%
Biotechnology – 0.8%
BioMarin Pharmaceuticals, Inc. (a)	187,900	6,651,660
Cubist Pharmaceuticals, Inc. (a)	16,320	334,723
Lifecell Corp. (a)	11,740	506,112
United Therapeutics Corp. (a)	5,220	509,733
Biotechnology Total		8,002,228
Health Care Equipment & Supplies – 6.2%
Analogic Corp.	120,241	8,142,721
ArthroCare Corp. (a)	3,010	144,631
Cooper Companies, Inc.	86,291	3,279,058
Criticare Systems, Inc. (a)	306,400	1,001,928
Datascope Corp.	217,081	7,901,748
Greatbatch, Inc. (a)	138,350	2,765,616
Immucor, Inc. (a)	5,929	201,527
Invacare Corp.	402,383	10,140,052
Langer, Inc. (a)	320,769	824,376
Lifecore Biomedical, Inc. (a)	301,200	4,352,340
Meridian Bioscience, Inc.	17,150	515,872
STAAR Surgical Co. (a)	724,900	1,913,736
STERIS Corp.	5,880	169,579
Strategic Diagnostics, Inc. (a)	578,250	3,110,985

6

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
Symmetry Medical, Inc. (a)	326,875	5,697,431
Thoratec Corp. (a)	222,650	4,050,003
West Pharmaceutical Services, Inc.	190,452	7,730,447
Health Care Equipment & Supplies Total		61,942,050
Health Care Providers & Services – 7.1%
Alliance Imaging, Inc. (a)	41,000	394,420
AMERIGROUP Corp. (a)	10,180	371,061
Apria Healthcare Group, Inc. (a)	14,920	321,824
Chemed Corp.	6,720	375,514
Emergency Medical Services Corp. (a)	12,270	359,266
Healthspring, Inc. (a)	20,675	393,859
LCA-Vision, Inc.	8,860	176,934
LifePoint Hospitals, Inc. (a)	210,298	6,254,262
Magellan Health Services, Inc. (a)	136,000	6,341,680
Molina Healthcare, Inc. (a)	8,230	318,501
Owens & Minor, Inc.	174,900	7,421,007
Pediatrix Medical Group, Inc. (a)	102,200	6,964,930
Providence Service Corp. (a)	326,591	9,190,271
PSS World Medical, Inc. (a)	232,562	4,551,238
Res-Care, Inc. (a)	982,575	24,721,587
U.S. Physical Therapy, Inc. (a)	251,713	3,617,116
Health Care Providers & Services Total		71,773,470
Health Care Technology – 0.2%
Mediware Information Systems (a)	314,600	2,117,258
Health Care Technology Total		2,117,258
Life Sciences Tools & Services – 0.6%
Albany Molecular Research, Inc. (a)	12,770	183,633
Cambrex Corp.	528,259	4,426,810
Dionex Corp. (a)	6,000	497,160
eResearchTechnology, Inc. (a)	19,933	235,608
PAREXEL International Corp. (a)	8,700	420,210
Life Sciences Tools & Services Total		5,763,421
Pharmaceuticals – 2.9%
Acusphere, Inc. (a)	445,200	284,928
Adolor Corp. (a)	195,300	898,380
Hi-Tech Pharmacal Co., Inc. (a)	236,100	2,292,531
KV Pharmaceutical Co., Class A (a)	269,850	7,701,519
Noven Pharmaceuticals, Inc. (a)	200,200	2,778,776
Obagi Medical Products, Inc. (a)	331,700	6,066,793
Perrigo Co.	134,260	4,700,443

7

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Sciele Pharma, Inc. (a)	7,636	156,156
Valeant Pharmaceuticals International (a)	331,826	3,971,957
XenoPort, Inc. (a)	7,780	434,746
Pharmaceuticals Total		29,286,229
HEALTH CARE TOTAL		178,884,656
INDUSTRIALS – 19.3%
Aerospace & Defense – 2.2%
AAR Corp. (a)	217,100	8,256,313
Ceradyne, Inc. (a)	5,744	269,566
Cubic Corp.	8,970	351,624
LMI Aerospace, Inc. (a)	87,303	2,314,403
Moog, Inc., Class A (a)	232,540	10,652,657
Aerospace & Defense Total		21,844,563
Air Freight & Logistics – 0.3%
Pacer International, Inc.	216,200	3,156,520
Air Freight & Logistics Total		3,156,520
Airlines – 0.0%
Pinnacle Airlines Corp. (a)	22,930	349,682
Airlines Total		349,682
Building Products – 1.5%
American Woodmark Corp.	10,760	195,617
Insteel Industries, Inc.	204,951	2,404,075
NCI Building Systems, Inc. (a)	421,036	12,121,626
Building Products Total		14,721,318
Commercial Services & Supplies – 4.7%
Clean Harbors, Inc. (a)	131,100	6,777,870
Consolidated Graphics, Inc. (a)	135,000	6,455,700
Deluxe Corp.	12,440	409,152
FTI Consulting, Inc. (a)	150,300	9,264,492
Kforce, Inc. (a)	926,404	9,032,439
Knoll, Inc.	16,560	272,081
McGrath Rentcorp	230,322	5,930,791
Navigant Consulting, Inc. (a)	137,600	1,880,992
Rollins, Inc.	25,920	497,664
Spherion Corp. (a)	311,700	2,269,176
Tetra Tech, Inc. (a)	168,872	3,630,748
TrueBlue, Inc. (a)	22,594	327,161
United Stationers, Inc. (a)	7,150	330,401

8

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
Watson Wyatt Worldwide, Inc., Class A	8,970	416,298
Commercial Services & Supplies Total		47,494,965
Construction & Engineering – 1.9%
EMCOR Group, Inc. (a)	371,476	8,777,978
Northwest Pipe Co. (a)	174,567	6,832,552
Perini Corp. (a)	6,990	289,526
Sterling Construction Co., Inc. (a)	130,106	2,838,913
Construction & Engineering Total		18,738,969
Electrical Equipment – 2.5%
Acuity Brands, Inc.	8,220	369,900
Baldor Electric Co.	151,100	5,086,026
BTU International, Inc. (a)	265,089	3,530,985
Encore Wire Corp.	18,730	298,182
GrafTech International Ltd. (a)	320,180	5,683,195
LSI Industries, Inc.	512,168	9,321,458
Woodward Governor Co.	6,742	458,119
Electrical Equipment Total		24,747,865
Machinery – 4.0%
Albany International Corp., Class A	336,948	12,500,771
Astec Industries, Inc. (a)	4,190	155,826
Axsys Technologies, Inc. (a)	71,363	2,615,454
Cascade Corp.	2,620	121,725
CLARCOR, Inc.	11,760	446,527
Flanders Corp. (a)	571,756	3,213,269
FreightCar America, Inc.	8,872	310,520
Kaydon Corp.	4,300	234,522
Key Technology, Inc. (a)(b)	130,265	4,494,143
Middleby Corp. (a)	5,670	434,435
Miller Industries, Inc. (a)	182,700	2,501,163
Nordson Corp.	94,510	5,477,800
Oshkosh Truck Corp.	52,250	2,469,335
Tennant Co.	74,027	3,278,656
Valmont Industries, Inc.	2,911	259,428
Wabtec Corp.	11,680	402,259
Watts Water Technologies, Inc., Class A	49,264	1,468,067
Machinery Total		40,383,900
Marine – 0.0%
TBS International Ltd. (a)	7,527	248,843
Marine Total		248,843

9

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 1.6%
Arkansas Best Corp.	160,480	3,520,931
Frozen Food Express Industries	160,500	946,950
Kansas City Southern (a)	219,395	7,531,831
Werner Enterprises, Inc.	209,375	3,565,656
Road & Rail Total		15,565,368
Trading Companies & Distributors – 0.6%
Applied Industrial Technologies, Inc.	12,920	374,938
Rush Enterprises, Inc., Class A (a)	145,850	2,651,553
Rush Enterprises, Inc., Class B (a)	194,075	3,454,535
Trading Companies & Distributors Total		6,481,026
INDUSTRIALS TOTAL		193,733,019
INFORMATION TECHNOLOGY – 23.0%
Communications Equipment – 1.9%
ADC Telecommunications, Inc. (a)	284,300	4,420,865
ADTRAN, Inc.	198,930	4,253,123
Bookham, Inc. (a)	496,300	1,181,194
Comtech Telecommunications Corp. (a)	8,307	448,661
Dycom Industries, Inc. (a)	16,229	432,503
EFJ, Inc. (a)	168,697	462,230
InterDigital, Inc. (a)	15,036	350,790
MasTec, Inc. (a)	257,100	2,614,707
Performance Technologies, Inc. (a)(b)	751,700	4,134,350
Plantronics, Inc.	14,322	372,372
Communications Equipment Total		18,670,795
Computers & Peripherals – 2.3%
Avid Technology, Inc. (a)	86,600	2,454,244
Hypercom Corp. (a)	475,500	2,367,990
Imation Corp.	277,350	5,824,350
Immersion Corp. (a)	23,170	300,051
Intevac, Inc. (a)	18,350	266,809
Mobility Electronics, Inc. (a)	519,700	805,535
Presstek, Inc. (a)	438,250	2,243,840
Rimage Corp. (a)	199,248	5,170,486
STEC, Inc. (a)	392,000	3,426,080
Computers & Peripherals Total		22,859,385
Electronic Equipment & Instruments – 5.8%
Agilysys, Inc.	113,695	1,719,068
Benchmark Electronics, Inc. (a)	1,092,570	19,371,266

10

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
Excel Technology, Inc. (a)	206,300	5,590,730
FARO Technologies, Inc. (a)	227,316	6,178,449
FLIR Systems, Inc. (a)	22,680	709,884
Keithley Instruments, Inc.	299,390	2,898,095
LeCroy Corp. (a)	148,300	1,425,163
Merix Corp. (a)	351,600	1,634,940
Methode Electronics, Inc., Class A	22,470	369,407
MTS Systems Corp.	8,410	358,855
Newport Corp. (a)	257,700	3,295,983
NU Horizons Electronics Corp. (a)	201,737	1,402,072
Plexus Corp. (a)	258,935	6,799,633
Technitrol, Inc.	238,060	6,803,755
Electronic Equipment & Instruments Total		58,557,300
Internet Software & Services – 1.0%
EarthLink, Inc. (a)	602,800	4,261,796
j2 Global Communications, Inc. (a)	6,920	146,496
S1 Corp. (a)	340,150	2,483,095
SAVVIS, Inc. (a)	9,790	273,239
Selectica, Inc. (a)	868,975	1,564,155
Tumbleweed Communications Corp. (a)	788,800	1,325,184
United Online, Inc.	24,160	285,571
Internet Software & Services Total		10,339,536
IT Services – 2.8%
Analysts International Corp. (a)	1,040,200	1,591,506
CACI International, Inc., Class A (a)	8,040	359,951
Computer Task Group, Inc. (a)	805,200	4,452,756
CSG Systems International, Inc. (a)	20,190	297,197
infoUSA, Inc.	335,100	2,992,443
Integral Systems, Inc.	240,336	5,590,216
MPS Group, Inc. (a)	323,900	3,543,466
NCI, Inc., Class A (a)	164,285	2,810,916
Startek, Inc. (a)	99,500	926,345
Syntel, Inc.	10,910	420,253
TNS, Inc.	269,400	4,781,850
IT Services Total		27,766,899
Semiconductors & Semiconductor Equipment – 4.4%
Advanced Energy Industries, Inc. (a)	20,330	265,916
Amkor Technology, Inc. (a)	33,410	284,987

11

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
ATMI, Inc. (a)	247,809	7,991,840
Cirrus Logic, Inc. (a)	500,200	2,641,056
Cymer, Inc. (a)	10,430	406,040
Exar Corp. (a)	238,829	1,903,467
Fairchild Semiconductor International, Inc. (a)	511,850	7,385,996
hifn, Inc. (a)	357,900	2,047,188
IXYS Corp. (a)	235,450	1,888,309
Micrel, Inc.	35,717	301,809
ON Semiconductor Corp. (a)	776,910	6,898,961
Pericom Semiconductor Corp. (a)	348,860	6,523,682
Photronics, Inc. (a)	24,050	299,904
RF Micro Devices, Inc. (a)	415,405	2,371,962
Semtech Corp. (a)	19,210	298,139
Ultratech, Inc. (a)	219,546	2,489,652
Semiconductors & Semiconductor Equipment Total		43,998,908
Software – 4.8%
Advent Software, Inc. (a)	8,630	466,883
Ansoft Corp. (a)	10,820	279,697
Bottomline Technologies, Inc. (a)	188,200	2,634,800
Epicor Software Corp. (a)	249,200	2,935,576
eSpeed, Inc., Class A (a)	38,410	434,033
Jack Henry & Associates, Inc.	17,580	427,897
Lawson Software, Inc. (a)	632,456	6,476,349
Mentor Graphics Corp. (a)	452,150	4,874,177
MicroStrategy, Inc., Class A (a)	2,130	202,563
MSC.Software Corp. (a)	435,015	5,650,845
PLATO Learning, Inc. (a)	318,150	1,263,056
Progress Software Corp. (a)	263,257	8,866,496
Sonic Solutions (a)	302,000	3,137,780
SPSS, Inc. (a)	9,200	330,372
Sybase, Inc. (a)	396,550	10,345,989
Vasco Data Security International, Inc. (a)	14,980	418,242
Software Total		48,744,755
INFORMATION TECHNOLOGY TOTAL		230,937,578
MATERIALS – 5.1%
Chemicals – 2.8%
Calgon Carbon Corp. (a)	24,960	396,615

12

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
CF Industries Holdings, Inc.	8,120	893,687
H.B. Fuller Co.	423,220	9,501,289
Sensient Technologies Corp.	311,687	8,814,508
Spartech Corp.	528,750	7,455,375
Terra Industries, Inc. (a)	17,810	850,606
Chemicals Total		27,912,080
Containers & Packaging – 1.1%
AptarGroup, Inc.	10,890	445,510
Greif, Inc., Class A	164,644	10,762,778
Rock-Tenn Co., Class A	5,780	146,870
Containers & Packaging Total		11,355,158
Metals & Mining – 0.4%
Metal Management, Inc.	5,640	256,789
Quanex Corp.	8,850	459,315
Reliance Steel & Aluminum Co.	48,128	2,608,537
Worthington Industries, Inc.	18,020	322,198
Metals & Mining Total		3,646,839
Paper & Forest Products – 0.8%
AbitibiBowater, Inc.	192,352	3,964,375
Glatfelter Co.	288,740	4,420,609
Paper & Forest Products Total		8,384,984
MATERIALS TOTAL		51,299,061
TELECOMMUNICATION SERVICES – 0.4%
Diversified Telecommunication Services – 0.3%
Cogent Communications Group, Inc. (a)	6,540	155,063
General Communication, Inc., Class A (a)	239,350	2,094,313
IDT Corp., Class B	28,260	238,797
NTELOS Holdings Corp.	5,349	158,812
PAETEC Holding Corp. (a)	14,200	138,450
Diversified Telecommunication Services Total		2,785,435
Wireless Telecommunication Services – 0.1%
LCC International, Inc., Class A (a)	546,150	983,070
Syniverse Holdings, Inc. (a)	18,430	287,139
Wireless Telecommunication Services Total		1,270,209
TELECOMMUNICATION SERVICES TOTAL		4,055,644
UTILITIES – 2.8%
Electric Utilities – 0.2%
El Paso Electric Co. (a)	14,730	376,646
IDACORP, Inc.	33,250	1,171,065

13

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
Otter Tail Corp.	12,200	422,120
Portland General Electric Co.	5,880	163,347
Electric Utilities Total		2,133,178
Gas Utilities – 1.6%
New Jersey Resources Corp.	113,427	5,673,618
Northwest Natural Gas Co.	85,300	4,150,698
South Jersey Industries, Inc.	159,987	5,773,931
Gas Utilities Total		15,598,247
Independent Power Producers & Energy Traders – 0.1%
Black Hills Corp.	7,690	339,129
Independent Power Producers & Energy Traders Total		339,129
Water Utilities – 0.9%
American States Water Co.	139,450	5,254,476
California Water Service Group	111,300	4,120,326
Water Utilities Total		9,374,802
UTILITIES TOTAL		27,445,356

Total Common Stocks (cost of $858,639,604)		986,671,979
Investment Company – 0.1%
iShares Russell 2000 Index Fund	14,800	1,123,616

Total Investment Company (cost of $1,142,095)		1,123,616

	Par ($)
Short-Term Obligation – 2.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/07, due 01/02/08 at 1.160%, collateralized by U.S. Treasury Obligations maturing 08/15/16, market value $21,707,438 (repurchase proceeds $21,277,371)	21,276,000	21,276,000

Total Short-Term Obligation (cost of $21,276,000)		21,276,000

14

Total Investments – 100.5% (cost of $881,057,699)(c)(d)	$1,009,071,595

Other Assets & Liabilities, Net – (0.5)%	(4,740,814)

Net Assets – 100.0%	$1,004,330,781

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at  fair value,  such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Investments in affiliates during the three months ended December 31, 2007:

Security name:	Key Technology, Inc.

Shares as of 09/30/07:	152,265
Shares purchased:	—
Shares sold:	(22,000)
Shares as of 12/31/07:	130,265
Net realized gain:	$636,716
Dividend income earned:	$—
Value at end of period:	$4,494,143

Security name:	Performance Technologies, Inc.

Shares as of 09/30/07:	751,700
Shares purchased:	—
Shares sold:	—
Shares as of 12/31/07:	751,700
Net realized gain or loss:	$—
Dividend income earned:	$—
Value at end of period:	$4,134,350

Security name:	UniFirst Corp.

Shares as of 09/30/07:	329,613
Shares purchased:	100,000
Shares sold:	(45,400)
Shares as of 12/31/07:	384,213
Net realized gain or loss:	$(7,416)
Dividend income earned:	$16,110
Value at end of period:	$14,600,094

(c)	Cost for federal income tax purposes is $881,057,699.

(d)	Unrealized appreciation and depreciation at December 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$271,590,401	$(143,576,505)	$128,013,896

15

Item  2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 25, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	February 25, 2008